Registration No. 333-72913

Registration No. 811-21887

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☐

Amendment No. 7	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2007 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (DATE) pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

April 30, 2007

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Flexible Payment Variable Annuity **Account A**

Prospectuses

Flexible Payment Variable Annuity Account A

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Contrafund® Portfolio

Neuberger Berman Socially Responsive Portfolio

Russell Investment Funds

Russell Investment Funds – LifePoints® Variable Target Portfolio Series

Northwestern Mutual®

90-1765 (0386) (REV 0407)

Prospectus

April 30, 2007

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract designed for use by self-employed persons and their eligible employees in tax-qualified retirement plans. The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	Asset Allocation Portfolio
T. Rowe Price Small Cap Value Portfolio	Balanced Portfolio
Mid Cap Growth Stock Portfolio	High Yield Bond Portfolio
International Growth Portfolio	Select Bond Portfolio
Franklin Templeton International Equity Portfolio	Money Market Portfolio
AllianceBernstein Mid Cap Value Portfolio	American Century Large Company Value Portfolio
Index 400 Stock Portfolio	Capital Guardian Large Cap Blend Portfolio
Janus Capital Appreciation Portfolio	Index 600 Stock Portfolio
Growth Stock Portfolio	MFS® Research International Core Portfolio
Large Cap Core Stock Portfolio	MFS® Emerging Markets Equity Portfolio
Capital Guardian Domestic Equity Portfolio	Short-Term Bond Portfolio
T. Rowe Price Equity Income Portfolio	PIMCO Long-Term U.S. Government Bond Portfolio
Index 500 Stock Portfolio	American Century Inflation Protection Portfolio
PIMCO Multi-Sector Bond Portfolio

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio	VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio

Russell Investment Funds
Multi-Style Equity Fund	Real Estate Securities Fund
Aggressive Equity Fund	LifePoints® Moderate Strategy Fund
Non-U.S. Fund	LifePoints® Balanced Strategy Fund
Core Bond Fund	LifePoints® Growth Strategy Fund
LifePoints® Equity Growth Strategy Fund

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

The Contract and the variable options:

•	are not guaranteed to achieve their goals
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold.

More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated April 30, 2007, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. To receive a copy of the SAI, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit    An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant    The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments    Money we pay the Annuitant(s) pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit    An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary    A person who receives payments under the Contract if all the Owners die before the Maturity Date.

Contract    The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value    The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals since that Valuation Date and any applicable Market Value Adjustment or charges under the Contract deducted since that Valuation Date.

Division    A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund    A Fund is registered under the Investment Company Act of 1940 (the “Act”) as open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account    All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account    A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment    An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date    The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner    The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer, the Annuitant, or another person.

Portfolio    A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments    Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account    The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date    Any day on which the New York Stock Exchange (NYSE) is open for trading and any other day we are required under the Investment Company Act of 1940 to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Flexible Payment Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account A Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract during the Accumulation Period. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.

Front-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees*	0.75%
Current Mortality and Expense Risk Fees*	0.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	0.75%
Total Current Separate Account Annual Expenses*	0.50%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the entire benefit)**	0.40%

Back-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees*	1.50%
Current Mortality and Expense Risk Fees*	1.25%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	1.50%
Total Current Separate Account Annual Expenses*	1.25%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the entire benefit)**	0.40%
*	We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”
**	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55.

Account A Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of the table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2006. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.20%	2.56%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.20%	1.39%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2006. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.20% to a maximum of 1.39%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Front-Load Contract Without the Enhanced Death Benefit (“EDB”)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$606	$1,178	$1,823	$3,677
Minimum Total Annual Portfolio Operating Expenses	$519	$667	$827	$1,453

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$646	$1,295	$2,015	$4,037
Minimum Total Annual Portfolio Operating Expenses	$559	$790	$1,040	$1,906

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$854	$1,627	$2,269	$4,176
Minimum Total Annual Portfolio Operating Expenses	$763	$1,106	$1,273	$2,058

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$254	$1,027	$1,869	$4,176
Minimum Total Annual Portfolio Operating Expenses	$163	$506	$873	$2,058

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$895	$1,747	$2,462	$4,518
Minimum Total Annual Portfolio Operating Expenses	$805	$1,232	$1,485	$2,490

Account A Prospectus

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$295	$1,147	$2,062	$4,518
Minimum Total Annual Portfolio Operating Expenses	$205	$632	$1,085	$2,490

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the current mortality and expense risk charges at the guaranteed rate for the first five years, and the maximum mortality and expense risk charges after five years. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the enhanced death benefit (EDB) above was determined by multiplying the maximum EDB percentage charge (.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.15% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended 12/31/06.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract (for more information on the calculation of underlying account values, see “Application of Purchase Payments.”) . Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. To receive a free copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets exceeded $144.9 billion as of December 31, 2006. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Account A Prospectus

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose, depending on your retirement savings goals and your personal risk tolerances. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.    The investment adviser for the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., AllianceBernstein L.P., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, and Pacific Investment Management Company LLC under investment sub-advisory agreements to provide investment advice to the Portfolios bearing their names or derivatives thereof.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
T. Rowe Price Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
International Growth Portfolio	Long-term growth of capital	N/A
Franklin Templeton International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
AllianceBernstein Mid Cap Value Portfolio	Long-term growth of capital; current income is a secondary objective	AllianceBernstein L.P.
Index 400 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Index	N/A
Janus Capital Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Capital Guardian Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
T. Rowe Price Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the S&P 500® Index	N/A

Account A Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)

Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
High Yield Bond Portfolio	High current income and capital appreciation	N/A
Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
American Century Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Capital Guardian Large Cap Blend Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Index 600 Stock Portfolio	To achieve investment results that approximate the performance of the Standard & Poor’s SmallCap 600 Index’s performance	N/A
MFS® Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
MFS® Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	N/A
PIMCO Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
American Century Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
PIMCO Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and The Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	Fidelity Management & Research Company, Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company, Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management, Inc.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital	Neuberger Berman, LLC

Account A Prospectus

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo,” formerly known as the “Frank Russell Investment Management Company”). RIMCo also advises, operates, and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and the preservation of capital
Real Estate Securities Fund	Current income and long-term growth of capital
LifePoints® Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Growth Strategy Fund	High long term capital appreciation with low current income
LifePoints® Equity Growth Strategy Fund	High long term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in administering the Contracts and, in its role as an intermediary, the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Portfolios prospectus and later in this prospectus. (See “Additional Information—The Distributor.”) The payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after

Account A Prospectus	7

our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer on or before the close of trading on the New York Stock Exchange (typically, 4:00pm Eastern Time), your request will receive same-day pricing. If we receive your request for transfer after the close of trading on the New York Stock Exchange, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount which may be transferred is the lesser of $100 or the entire value of the units in the Division from which the transfer is being made.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Portfolio until the next contract anniversary.

These policies and procedures may change from time to time in our sole discretion without notice; provided, however, Contract Owners would be given advance, written notice if the policies and procedures were revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s).

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of

Account A Prospectus

different durations (“Guaranteed Accounts”), provided they are available in your state: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). To find out if a Guaranteed Account is available in your state, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”) for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 1% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Transfer Limitations    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the beginning of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Further, for GIF 1, no additional transfers may be made into that Guaranteed Account for 90 days. No additional transfers may be made into GIF 8 at any time without our consent. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply in New York.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period.

Withdrawal Charge    Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of

Account A Prospectus

the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF8 before the end of the Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

Guaranteed Interest Fund 8 (GIF8) Market Value Adjustment Example

GIF8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase
Current GIF8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] – 1] = –$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease
Current GIF8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] – 1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with a GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a Variable Income Plan, except for payments for a specified period. (See Option 1 under “Payment Plans—Description of Variable Income Plans”.)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.” ) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the Investment Company Act of 1940. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Account A Prospectus

Preservation+ Strategy    (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the stock market by investing in a Division of the Separate Account with potential returns and attendant risk that approximate those of the S&P 500® Index. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Index 500 Stock Portfolio. Under the Preservation+ Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments.

Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the value of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals since that Valuation Date and any applicable MVA or charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to pay for your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts, the minimum amount for an initial Purchase Payment is $100. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may reduce or waive our minimums. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative

Account A Prospectus

fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees, but not below a minimum of $8,000.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000 ($50,000 for Contracts issued with a guaranteed minimum Declared Rate of 3%). However, our current practice (which we may change at any time without notice to you) is to permit a maximum amount of up to $1 million ($250,000 for Contracts issued in New York), other than for (i) Contracts issued in New Jersey (where exceptions to the Contract maximum amount are not permitted) and (ii) Contracts issued with a guaranteed minimum Declared Rate of 3%. To the extent that an investment causes these maximum amounts to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and would be able to continue to allocate purchase payments and transfers to that Account.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial  Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order.

Subsequent  Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs on or before the close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern Time). If receipt occurs after the close of trading on the New York Stock Exchange, we deem receipt to occur on the following Valuation Date. If you attempt to make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the account from which the transfer was made or for any other reason, we will reverse the transaction. Money orders or travelers’ checks will not be accepted in connection with the purchase of a variable product contract. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date    Purchase Payments under the Contract may be made until the Maturity Date stated on the Contract’s

Account A Prospectus

specifications page. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Gender-Based Annuity Payment Rates    Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with HR-10 Plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit value of their Contract at any time before the Maturity Date. We will not grant a partial withdrawal that would result in a Contract Value of less than $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans”.)

We may accept a withdrawal request (including an exchange) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that a payment plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date anytime prior to such future date.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the Investment Company Act of 1940 (the “Act”) because of one or more of the following: (a) the New York Stock Exchange (“NYSE”) is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission (“SEC”) has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

Amount of the Death Benefit    If the Annuitant dies before the Maturity Date, the death benefit will not be less than the Contract Value next determined after we receive proof of death at our Home Office. If we receive proof of death on or before the close of trading for the New York Stock Exchange (typically 4:00pm Eastern Time), we will determine the Contract Value using same-day pricing. If we receive proof of death after the close of trading on the New York Stock Exchange, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange.

If the Primary Annuitant dies on or after his or her 75th birthday, the death benefit will be equal to the Contract Value (as described in the above paragraph.) If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will equal the greater of the Contract Value or the amount of Purchase Payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. There is no death benefit after Annuity Payments begin. (See “Payment Plans”.)

Account A Prospectus

Guaranteed Minimum Death Benefit Examples    Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount:

Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000 – $12,500 = $37,500	$50,000 – $12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples    Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date—Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2007—$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2008—$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2008—$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1 – $20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1 – $20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

Distribution of the Death Benefit    If the Primary Annuitant dies before the Maturity Date, the Contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force, beginning with a value equal to the death benefit (pursuant to the terms of your Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant's death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal). If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose or to a Guaranteed Account (transfers to

Account A Prospectus

a GIF 8 in this circumstance are allowed only if no funds are invested in a multi-year GIF on the death of the Annuitant). (See “Transfers Between Divisions.”) If no Contingent Annuitant has been named within 60 days after we receive proof of death of the Annuitant, the death benefit becomes payable to the Owner. In either case, the Owner or Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”)

Payment Plans

Generally    If you decide to begin receiving monthly Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1)	monthly payments for a specified period;

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of ten or twenty years if you die sooner; or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis. While no charges are assessed on fixed income plans, we will continue to assess on variable income plans mortality rate and expense risk charges. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Payment Plan be invested. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect.

Description of Variable Income Plans    The following Variable Income Plans are available:

1. Installment Income for a Specified Period.    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Certain Period.    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Certain Period.    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a Variable Income Plan to one that results in an initial payment of at least $20. A Variable Income Plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between payment plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from a payment plan involving a life contingency nor transfer to a payment plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the

Account A Prospectus	15

assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract Value on the Contract anniversary is $25,000 or more.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the

Account A Prospectus

Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the Investment Company Act of 1940.

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge category 8 and the remaining $300,000 begins in withdrawal charge category 4. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in category 8 at issue would have moved down one category each Contract anniversary such that it would move to category 4 on the fourth Contract anniversary. The $300,000 that was in category 4 at issue would move to category zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to category zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. A withdrawal charge is not assessed on any earnings.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a Variable Income Plan.

Account A Prospectus	17

However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a Variable Income Plan which is not contingent on the payee’s life (i.e., Plan 1).

For Fixed Income Plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a Fixed Income Plan for a certain period of 12 years or more or any Fixed Income Plan which involves a life contingency if you select the plan after the Contract has been in force for at least one full year.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested.

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Prior Contracts

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000    During the period prior to March 31, 2000 and on or after March 31, 1995 we issued both front-load Contracts and back-load Contracts. For the front-load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Separate Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the back-load Contracts there is a surrender charge of 8% on the first $100,000 of Purchase Payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on Purchase Payments in excess of $1 million, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A—Accumulation Unit Values” for the applicable table.

Contracts Issued After December 16, 1981 and Prior to March 31, 1995    For Contracts issued prior to March 31, 1995 and after December 16, 1981, there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of Purchase Payments, 4% on the next $75,000, and 2% on Purchase Payments in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Separate Account. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A—Accumulation Unit Values” for the applicable table.

Contracts Issued Prior to December 17, 1981    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the

Account A Prospectus

Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See “Appendix A—Accumulation Unit Values” for the applicable table.

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2007 we are paying dividends on approximately 36% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000, and over three-fourths of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2007 represents about 0.60% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. The changes to the contribution limits and the withdrawal and portability restrictions of tax qualified plans were made permanent by the Pension Protection Act of 2006, enacted on August 17, 2006. Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $45,000 or 100% of compensation or earned income up to $225,000 (dollar amounts as indexed for 2007). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $15,500 in 2007, indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,000 for 2007, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, or are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to

Account A Prospectus

traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. A 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the employee and an assumed beneficiary who is ten years younger. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule:    A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the employee’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule:    If the employee dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the employee’s death.

Spousal Exceptions:    If the employee’s spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1/2.

Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

The rules governing Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal

Account A Prospectus

Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate, except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; or (4) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (RMD)    For 403(b) Plans, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time.

Only Contracts with accumulation values of $10,000 or more are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps. The GIF 1 is ONLY available in the front-load design in the states of NJ, OR, UT, and WA. The GIF 1 is NOT available in either design in the state of MA or NY.

Owner Inquiries    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.nmfn.com) to access Fund performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also transfer invested assets among Divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses in the performance of the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

The Contracts are currently available exclusively through NMIS and our Financial Representatives, and cannot be held with or transferred to a representative registered with an unaffiliated broker-dealer.

Because registered representatives of the Distributor are also our appointed agents, they are eligible for various cash benefits, such as bonuses, insurance benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such

Account A Prospectus

benefits. Certain of the Distributor's registered representatives and managers may receive other payments from us for the recruitment and training of personnel, production of promotional literature and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

The Separate Account    We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

You may allocate the money you invest under your Contract among the variable and fixed options described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the Investment Company Act of 1940, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the Investment Company Act of 1940 or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the Investment Company Act of 1940 and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider).

The Terminal Illness and Nursing Home Benefits are not available in MA, NJ, and NY.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Each Owner or payee will receive periodic reports relating to the Portfolios, proxy material and a form with which to give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held

Account A Prospectus

in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a Variable Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the New York Stock Exchange is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge or sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge is charged on premium payments and any appreciation attributable thereto) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). Fixed Annuity Contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Account A Prospectus

Table of Contents for Statement of Additional Information

Page
DISTRIBUTION OF THE CONTRACTS	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-4
VALUATION OF ASSETS OF THE ACCOUNT	B-4

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name

Address

City                                                                                                                                  State                           Zip

Account A Prospectus

Appendix A—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as Contracts no longer offered for sale. The Contracts no longer offered for sale are different in certain material respects from Contracts offered currently. The values shown below for back-load version Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Unit Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. Accumulation Unit Values set forth below for back-load version Contracts issued on or after March 31, 2000 reflect the values of back-load version Class B Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges-Reduction of the Charges” and “Withdrawal Charges-Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts.

Accumulation Unit Values

Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2006	2005	2004	2003	2002	2001	2000
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.292	$1.217	$1.100	$0.931	$0.703	$0.866	$0.904
Number of Units Outstanding	274,776	255,131	251,224	195,348	154,143	140,476	87,187
Back-Load Version Class B
Accumulation Unit Value	$2.656	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945
Number of Units Outstanding	901,497	883,311	807,685	732,225	522,371	284,235	69,946
T. Rowe Price Small Cap Value Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$1.967	$1.696	$1.590	$1.283	$0.954	$1.015	—
Number of Units Outstanding	219,232	100,086	93,388	39,377	27,602	—	—
Back-Load Version Class B(b)
Accumulation Unit Value	$1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—
Number of Units Outstanding	876,873	759,358	676,410	560,451	328,035	26,151	—
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.873	$0.840	$0.795	$0.700	$0.564	$0.719	$0.902
Number of Units Outstanding	589,418	624,986	529,541	286,812	221,621	167,945	54,097
Back-Load Version Class B
Accumulation Unit Value	$5.246	$5.087	$4.853	$4.303	$3.490	$4.487	$5.671
Number of Units Outstanding	588,484	590,868	586,290	532,473	412,378	243,477	35,017
International Growth Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$1.873	$1.549	$1.319	$1.091	$0.789	$0.904	—
Number of Units Outstanding	151,690	174,559	98,688	65,147	23,247	17,748	—
Back-Load Version Class B(b)
Accumulation Unit Value	$1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—
Number of Units Outstanding	963,713	825,170	612,955	367,326	193,268	15,242	—
Franklin Templeton International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.679	$1.289	$1.162	$0.979	$0.700	$0.852	$0.996
Number of Units Outstanding	643,343	264,163	267,886	157,922	132,672	93,129	24,076
Back-Load Version Class B
Accumulation Unit Value	$3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251
Number of Units Outstanding	1,250,676	973,212	802,426	590,403	403,029	145,688	42,413
Alliance Bernstein Mid Cap Value Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.873	$1.644	$1.567	$1.327	—	—	—
Number of Units Outstanding	31,631	16,758	25,432	9,020	—	—	—
Back-Load Version Class B(a)
Accumulation Unit Value	$1.823	$1.612	$1.548	$1.321	—	—	—
Number of Units Outstanding	161,435	133,731	118,475	20,575	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2006	2005	2004	2003	2002	2001	2000
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.656	$1.512	$1.353	$1.169	$0.870	$1.024	$1.036
Number of Units Outstanding	335,918	341,980	236,245	201,239	181,114	163,573	114,473
Back-Load Version Class B
Accumulation Unit Value	$1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295
Number of Units Outstanding	1,293,875	1,263,137	1,243,725	1,091,656	739,736	362,161	48,800
Janus Capital Appreciation Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.729	$1.657	$1.423	$1.195	—	—	—
Number of Units Outstanding	100,703	115,860	2,184	1,548	—	—	—
Back-Load Version Class B(a)
Accumulation Unit Value	$1.682	$1.624	$1,405	$1.189	—	—	—
Number of Units Outstanding	413,692	246,616	92,052	24,288	—	—	—
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.905	$0.830	$0.774	$0.730	$0.616	$0.783	$0.917
Number of Units Outstanding	644,683	357,822	270,550	182,020	140,292	65,929	30,267
Back-Load Version Class B
Accumulation Unit Value	$2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902
Number of Units Outstanding	1,189,911	1,156,929	1,094,718	916,214	635,366	253,153	63,702
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.925	$0.834	$0.773	$0.718	$0.582	$0.814	$0.887
Number of Units Outstanding	199,379	238,648	356,388	333,892	206,179	138,478	31,529
Back-Load Version Class B
Accumulation Unit Value	$2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323
Number of Units Outstanding	519,235	500,659	476,338	419,996	244,102	124,194	15,035
Capital Guardian Domestic Equity Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$1.483	$1.279	$1.189	$1.023	$0.765	$0.976	—
Number of Units Outstanding	447,001	185,387	161,426	87,247	43,864	7,834	—
Back-Load Version Class B(b)
Accumulation Unit Value	$1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—
Number of Units Outstanding	1,448,514	1,023,211	828,519	621,924	417,557	8,491	—
T. Rowe Price Equity Income Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.735	$1.464	$1.412	$1.232	—	—	—
Number of Units Outstanding	198,712	88,729	36,208	27,817	—	—	—
Back-Load Version Class B(a)
Accumulation Unit Value	$1.688	$1.435	$1.394	$1.226	—	—	—
Number of Units Outstanding	361,627	221,791	135,189	23,755	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2006	2005	2004	2003	2002	2001	2000
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.019	$0.886	$0.850	$0.772	$0.604	$0.779	$0.888
Number of Units Outstanding	1,174,670	888,831	667,647	354,476	280,800	231,431	24,617
Back-Load Version Class B
Accumulation Unit Value	$ 4.765	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344
Number of Units Outstanding	1,278,805	1,259,625	1,095,983	964,781	652,779	277,480	54,215
Asset Allocation Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$ 1.335	$1.220	$1.146	$1.047	$0.872	$0.977	—
Number of Units Outstanding	531,909	750,064	700,184	172,338	131,164	214	—
Back-Load Version Class B(b)
Accumulation Unit Value	$ 1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—
Number of Units Outstanding	1,120,040	1,148,284	909,258	508,034	250,892	35,277	—
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.232	$1.121	$1.087	$1.013	$0.863	$0.938	$0.973
Number of Units Outstanding	349,482	285,507	185,083	190,956	829,094	819,248	52,519
Back-Load Version Class B
Accumulation Unit Value	$ 8.871	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332
Number of Units Outstanding	777,148	712,819	626,327	482,869	328,924	142,572	46,538
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.544	$1.414	$1.402	$1.249	$0.973	$1.007	$0.963
Number of Units Outstanding	171,352	97,565	72,742	85,477	60,354	70,173	—
Back-Load Version Class B
Accumulation Unit Value	$ 2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432
Number of Units Outstanding	457,375	432,727	381,731	242,003	197,186	52,097	6,687
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.518	$1.470	$1.446	$1.387	$1.321	$1.185	$1.079
Number of Units Outstanding	619,483	269,622	208,037	146,950	183,271	96,440	537
Back-Load Version Class B
Accumulation Unit Value	$10.143	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542
Number of Units Outstanding	381,558	325,886	244,264	193,595	106,207	26,054	4,112
Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.187	$1.138	$1.110	$1.100	$1.092	$1.080	$1.044
Number of Units Outstanding	720,060	305,053	206,056	158,626	196,726	685	538
Back-Load Version Class B
Accumulation Unit Value	$ 2.879	$2.780	$2.733	$2.728	$2.729	$2.718	$2.649
Number of Units Outstanding	597,181	502,467	391,966	423,092	513,144	179,930	22,631

(b)	The initial investment was made on July 31, 2001.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2006	2005	2004	2003
VIP Mid Cap Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$2.284	$2.042	$1.739	$1.402
Number of Units Outstanding	366,883	274,509	99,545	18,023
Back-Load Version Class B(a)
Accumulation Unit Value	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	625,825	411,418	279,678	41,856
(a) The initial investment was made on May 1, 2003. Russell Investment Funds

	December 31
	2006	2005	2004	2003	2002	2001	2000
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.963	$0.859	$0.804	$0.736	$0.574	$0.751	$0.880
Number of Units Outstanding	707,572	559,268	370,386	96,820	71,907	76,893	1,678
Back-Load Version Class B
Accumulation Unit Value	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925
Number of Units Outstanding	1,063,385	811,148	803,974	628,706	403,060	137,024	17,408
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.455	$1.274	$1.204	$1.055	$0.728	$0.904	$0.930
Number of Units Outstanding	180,847	135,543	86,107	51,618	52,113	47,887	17,481
Back-Load Version Class B
Accumulation Unit Value	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079
Number of Units Outstanding	399,228	360,706	297,297	261,138	225,999	64,083	18,584
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.261	$1.025	$0.906	$0.770	$0.557	$0.660	$0.851
Number of Units Outstanding	414,050	257,944	247,779	113,262	93,640	92,068	11,781
Back-Load Version Class B
Accumulation Unit Value	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050
Number of Units Outstanding	715,819	539,802	466,440	363,799	257,545	113,607	30,216
Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.828	$2.832	$2.519	$1.877	$1.375	$1.331	$1.241
Number of Units Outstanding	243,361	187,229	138,421	75,092	46,321	34,590	60,731
Back-Load Version Class B
Accumulation Unit Value	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156
Number of Units Outstanding	1,017,464	947,425	766,749	633,527	279,844	69,117	5,538
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.433	$1.389	$1.368	$1.314	$1.244	$1.149	$1.075
Number of Units Outstanding	211,163	150,386	113,573	47,364	42,428	37,551	—
Back-Load Version Class B
Accumulation Unit Value	$1.362	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068
Number of Units Outstanding	716,713	556,407	448,227	321,043	172,978	88,555	12,988

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
Small Cap Growth Stock Division
Front-Load Version(c)
Accumulation Unit Value	$2.835	$2.668	$2.409	$2.036	$1.536	$1.891	$1.973	$1.856	—	—
Number of Units Outstanding	208,961	306,248	325,787	313,793	323,202	323,801	321,211	149,996	—	—
Back-Load Version(c)
Accumulation Unit Value	$2.656	$2.521	$2.296	$1.957	$1.489	$1.849	$1.945	$1.846	—	—
Number of Units Outstanding	1,207,076	1,616,794	1,712,972	1,912,991	1,964,695	1,808,968	1,675,122	481,140	—	—
T. Rowe Price Small Cap Value Division
Front-Load Version(b)
Accumulation Unit Value	$1.978	$1.704	$1.596	$1.286	$0.955	$1.016	—	—	—	—
Number of Units Outstanding	240,736	242,300	377,638	300,490	271,539	96,359	—	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—	—	—	—
Number of Units Outstanding	756,172	786,959	859,969	828,422	591,330	150,722	—	—	—	—
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.740	$2.635	$2.492	$2.191	$1.764	$2.247	$2.815	$2.662	$1.859	$1.735
Number of Units Outstanding	521,049	629,909	721,162	1,132,329	1,184,231	1,271,253	1,322,419	1,185,824	1,195,051	832,513
Back-Load Version
Accumulation Unit Value	$5.246	$5.087	$4.853	$4.303	$3.494	$4.487	$5.671	$5.408	$3.808	$3.585
Number of Units Outstanding	1,922,313	2,386,417	2,683,165	2,990,627	3,455,437	3,733,407	3,831,806	3,585,337	3,703,653	2,962,218
International Growth Division
Front-Load Version(b)
Accumulation Unit Value	$1.883	$1.556	$1.324	$1.093	$0.790	$0.904	—	—	—	—
Number of Units Outstanding	404,509	334,294	282,589	220,946	6,636	7,622	—	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—	—	—	—
Number of Units Outstanding	809,125	662,294	534,123	366,526	213,927	31,105	—	—	—	—
Franklin Templeton International Equity Division
Front-Load Version
Accumulation Unit Value	$3.293	$2.526	$2.274	$1.913	$1.368	$1.663	$1.941	$1.964	$1.605	$1.537
Number of Units Outstanding	584,530	625,257	599,018	719,361	869,881	869,838	950,116	727,940	669,024	575,775
Back-Load Version
Accumulation Unit Value	$3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893	$1.829
Number of Units Outstanding	2,428,324	2,465,741	2,558,418	2,621,628	2,869,713	3,193,593	3,242,296	3,063,127	3,028,502	2,488,184
AllianceBernstein Mid Cap Value Division
Front-Load Version(a)
Accumulation Unit Value	$1.880	$1.649	$1.570	$1.328	—	—	—	—	—	—
Number of Units Outstanding	94,172	100,632	61,286	31,665	—	—	—	—	—	—
Back-Load Version(a)
Accumulation Unit Value	$1.823	$1.612	$1.548	$1.321	—	—	—	—	—	—
Number of Units Outstanding	218,661	141,926	105,699	64,351	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
Index 400 Stock Division
Front-Load Version(c)
Accumulation Unit Value	$2.113	$1.928	$1.723	$1.488	$1.106	$1.300	$1.314	$1.125	—	—
Number of Units Outstanding	308,186	347,154	357,716	403,996	343,626	252,810	226,675	162,971	—	—
Back-Load Version(c)
Accumulation Unit Value	$1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—	—
Number of Units Outstanding	1,476,442	1,838,947	1,969,606	1,954,933	2,052,327	1,705,515	1,069,393	388,194	—	—
Janus Capital Appreciation Division
Front-Load Version(a)
Accumulation Unit Value	$1.735	$1.661	$1.425	$1.196	—	—	—	—	—	—
Number of Units Outstanding	94,620	107,315	31,432	29,179	—	—	—	—	—	—
Back-Load Version(a)
Accumulation Unit Value	$1.682	$1.624	$1.405	$1.189	—	—	—	—	—	—
Number of Units Outstanding	467,835	388,174	130,574	54,620	—	—	—	—	—	—
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.794	$2.560	$2.387	$2.246	$1.896	$2.405	$2.815	$2.898	$2.375	$1.883
Number of Units Outstanding	297,551	375,836	449,127	463,622	591,193	676,797	688,920	613,097	447,934	422,029
Back-Load Version
Accumulation Unit Value	$2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491	$1.991
Number of Units Outstanding	2,197,453	2,540,777	2,850,035	3,288,313	3,628,997	3,785,644	3,697,631	3,381,484	2,761,432	1,870,296
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$2.363	$2.128	$1.970	$1.828	$1.480	$2.069	$2.253	$2.431	$2.271	$1.852
Number of Units Outstanding	197,588	211,301	219,213	382,281	640,796	656,757	721,964	757,434	736,836	540,977
Back-Load Version
Accumulation Unit Value	$2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382	$1.959
Number of Units Outstanding	1,519,985	1,865,965	2,043,826	2,305,722	2,625,047	2,909,890	3,046,744	3,306,924	3,046,517	1,940,827
Capital Guardian Domestic Equity Division
Front-Load Version(b)
Accumulation Unit Value	$1.491	$1.284	$1.193	$1.025	$0.766	$0.976	—	—	—	—
Number of Units Outstanding	596,952	544,910	387,237	261,445	37,281	6,557	—	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—	—	—	—
Number of Units Outstanding	965,124	734,120	786,823	721,815	409,076	71,346	—	—	—	—
T. Rowe Price Equity Income Division
Front-Load Version(a)
Accumulation Unit Value	$1.742	$1.468	$1.414	$1.233	—	—	—	—	—	—
Number of Units Outstanding	118,491	123,176	59,772	4,865	—	—	—	—	—	—
Back-Load Version(a)
Accumulation Unit Value	$1.688	$1.435	$1.394	$1.226	—	—	—	—	—	—
Number of Units Outstanding	661,385	310,620	156,017	82,555	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2006	2005	2004	2003	2002	2001	2002	1999	1998	1997
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$ 3.281	$2.849	$2.731	$2.477	$1.936	$2.495	$2.843	$3.128	$2.597	$2.026
Number of Units Outstanding	581,396	667,259	765,978	986,942	1,084,346	1,233,599	1,267,405	1,247,611	1,057,935	690,248
Back-Load Version
Accumulation Unit Value	$ 4.765	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344	$4.820	$4.037	$3.175
Number of Units Outstanding	2,709,806	3,240,680	3,714,145	4,073,503	4,606,154	5,050,604	5,436,581	5,417,756	4,504,322	3,279,176
Asset Allocation Division
Front-Load Version(b)
Accumulation Unit Value	$ 1.342	$1.226	$1.150	$1.050	$0.874	$0.977	—	—	—	—
Number of Units Outstanding	833,448	826,027	753,617	691,665	106,556	82,933	—	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$ 1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—	—	—	—
Number of Units Outstanding	1,271,619	1,280,931	1,073,076	863,689	584,078	214,820	—	—	—	—
Balanced Division
Front-Load Version
Accumulation Unit Value	$ 2.681	$2.438	$2.362	$2.198	$1.871	$2.031	$2.106	$2.118	$1.912	$1.615
Number of Units Outstanding	874,230	919,166	1,092,299	1,181,360	1,610,300	1,745,366	1,936,777	1,800,477	1,768,955	1,296,330
Back-Load Version
Accumulation Unit Value	$ 8.871	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332	$7.436	$6.771	$5.768
Number of Units Outstanding	1,582,762	1,945,719	2,169,747	2,316,414	2,543,983	2,779,445	2,907,554	2,897,246	2,565,265	2,109,606
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$ 2.273	$2.079	$2.058	$1.833	$1.426	$1.474	$1.409	$1.483	$1.496	$1.530
Number of Units Outstanding	186,172	205,135	183,314	194,059	138,321	211,360	278,582	380,690	400,132	95,718
Back-Load Version
Accumulation Unit Value	$ 2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546	$1.595
Number of Units Outstanding	623,538	685,392	851,719	920,329	1,056,405	1,072,933	1,154,997	1,174,446	1,400,604	967,118
Select Bond Division
Front-Load Version
Accumulation Unit Value	$ 2.068	$2.001	$1.966	$1.884	$1.793	$1.606	$1.461	$1.331	$1.350	$1.266
Number of Units Outstanding	679,694	767,520	757,710	666,819	481,900	300,899	352,753	214,565	159,609	72,941
Back-Load Version
Accumulation Unit Value	$10.143	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542	$6.929	$7.088	$6.703
Number of Units Outstanding	432,028	471,743	456,426	567,298	605,002	437,418	353,449	364,139	368,314	271,027
Money Market Division
Front-Load Version
Accumulation Unit Value	$ 1.525	$1.460	$1.423	$1.409	$1.397	$1.380	$1.333	$1.259	$1.203	$1.146
Number of Units Outstanding	390,291	413,892	552,424	1,137,243	1,307,625	2,064,209	1,852,761	1,980,615	1,564,597	1,439,686
Back-Load Version
Accumulation Unit Value	$ 2.879	$2.780	$2.733	$2.728	$3.729	$2.718	$2.649	$2.523	$2.431	$2.335
Number of Units Outstanding	830,876	1,101,550	1,036,337	1,380,081	1,723,587	1,759,212	1,397,046	1,892,502	1,515,128	1,081,227

(b)	The initial investment was made on July 31, 2001.

Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2006	2005	2004	2003
VIP Mid Cap Division
Front-Load Version(a)
Accumulation Unit Value	$2.292	$2.047	$1.742	$1.403
Number of Units Outstanding	115,846	82,856	48,968	10,196
Back-Load Version(a)
Accumulation Unit Value	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	688,179	561,806	344,943	159,527
(a) The initial investment was made on May 1, 2003. Russell Investment Funds

	December 31
	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Front-Load Version(c)
Accumulation Unit Value	$1.032	$0.919	$0.860	$0.787	$0.613	$0.801	$0.938	$1.073
Number of Units Outstanding	257,537	227,021	515,940	414,304	634,152	609,184	653,396	321,514
Back-Load Version(c)
Accumulation Unit Value	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925	$1.067
Number of Units Outstanding	1,387,060	1,775,988	1,743,065	1,595,972	1,405,479	1,504,874	1,250,824	535,268
Aggressive Equity Division
Front-Load Version(c)
Accumulation Unit Value	$1.722	$1.506	$1.422	$1.244	$0.858	$1.064	$1.094	$1.106
Number of Units Outstanding	253,527	221,954	215,733	102,435	280,732	278,349	205,450	87,678
Back-Load Version(c)
Accumulation Unit Value	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079	$1.100
Number of Units Outstanding	765,071	857,407	906,388	660,590	713,748	684,944	558,206	182,385
Non-U.S. Division
Front-Load Version(c)
Accumulation Unit Value	$1.588	$1.289	$1.139	$0.966	$0.699	$0.827	$1.065	$1.250
Number of Units Outstanding	304,284	374,899	427,270	270,681	255,502	253,873	239,460	81,105
Back-Load Version(c)
Accumulation Unit Value	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050	$1.243
Number of Units Outstanding	1,157,686	1,176,995	1,141,462	944,227	817,566	820,128	734,746	205,407
Real Estate Securities Division
Front-Load Version(c)
Accumulation Unit Value	$3.637	$2.688	$2.389	$1.779	$1.302	$1.259	$1.172	$0.925
Number of Units Outstanding	278,291	289,637	410,965	257,339	153,383	96,859	73,595	19,288
Back-Load Version(c)
Accumulation Unit Value	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$0.920
Number of Units Outstanding	760,450	770,702	792,241	648,772	655,717	394,800	324,453	88,176
Core Bond Division
Front-Load Version(c)
Accumulation Unit Value	$1.453	$1.407	$1.384	$1.328	$1.256	$1.159	$1.083	$0.983
Number of Units Outstanding	206,600	224,834	280,195	183,062	66,294	20,992	35,410	26,817
Back-Load Version(c)
Accumulation Unit Value	$1.362	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068	$0.983
Number of Units Outstanding	778,623	766,096	676,121	588,459	598,546	366,778	310,796	93,910

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
Small Cap Growth Stock Division
Accumulation Unit Value(c)	$ 2.656	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945	$1.846	—	—
Number of Units Outstanding	2,789,346	3,183,283	3,802,743	6,049,397	6,573,433	5,700,137	5,885,472	1,898,627	—	—
T. Rowe Price Small Cap Value Division
Accumulation Unit Value(b)	$ 1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—	—	—	—
Number of Units Outstanding	3,084,223	3,124,872	2,570,619	1,655,510	1,400,917	292,730	—	—	—	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$ 5.246	$5.087	$4.853	$4.303	$3.494	$4.487	$5.671	$5.408	$3.808	$3.585
Number of Units Outstanding	5,108,883	5,830,748	7,205,865	8,811,416	10,044,566	12,273,215	13,812,637	14,666,263	18,213,135	20,861,309
International Growth Division
Accumulation Unit Value(b)	$ 1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—	—	—	—
Number of Units Outstanding	2,275,158	1,933,244	1,318,658	1,024,184	317,059	90,942	—	—	—	—
Franklin Templeton International Equity Division
Accumulation Unit Value	$ 3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893	$1.829
Number of Units Outstanding	8,108,615	8,516,180	9,136,339	9,085,154	9,896,145	11,504,361	13,283,821	15,307,814	19,261,448	22,910,908
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value(a)	$ 1.823	$1.612	$1.548	$1.321	—	—	—	—	—	—
Number of Units Outstanding	636,017	489,920	445,044	203,328	—	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)	$ 1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—	—
Number of Units Outstanding	3,216,701	3,470,887	3,631,132	3,985,259	4,142,561	4,224,763	3,499,606	1,241,398	—	—
Janus Capital Appreciation Division
Accumulation Unit Value(a)	$ 1.682	$1.624	$1.405	$1.189	—	—	—	—	—	—
Number of Units Outstanding	1,440,489	879,060	428,120	44,381	—	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value	$ 2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491	$1.991
Number of Units Outstanding	3,628,987	4,339,362	4,808,629	5,807,255	6,983,115	8,243,061	8,296,584	8,576,102	7,215,894	6,045,075
Large Cap Core Stock Division
Accumulation Unit Value	$ 2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382	$1.959
Number of Units Outstanding	3,468,959	3,701,552	3,976,283	4,939,695	5,159,778	6,685,128	6,946,403	9,502,862	10,866,893	8,963,724
Capital Guardian Domestic Equity Division
Accumulation Unit Value(b)	$ 1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—	—	—	—
Number of Units Outstanding	3,615,706	3,242,301	2,469,092	1,523,994	1,190,032	193,492	—	—	—	—
T. Rowe Price Equity Income Division
Accumulation Unit Value(a)	$ 1.688	$1.435	$1.394	$1.226	—	—	—	—	—	—
Number of Units Outstanding	1,955,653	1,289,189	778,037	243,612	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 4.765	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344	$4.820	$4.037	$3.175
Number of Units Outstanding	7,699,806	8,703,603	10,241,868	11,697,800	12,907,973	15,617,447	17,587,215	20,900,522	21,467,931	21,531,879
Asset Allocation Division
Accumulation Unit Value(b)	$ 1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—	—	—	—
Number of Units Outstanding	4,206,137	4,478,802	2,883,707	2,383,456	2,124,071	476,776	—	—	—	—
Balanced Division
Accumulation Unit Value	$ 8.871	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332	$7.436	$6.771	$5.768
Number of Units Outstanding	14,200,844	15,486,209	17,992,808	20,609,955	22,432,975	26,333,221	29,328,998	35,440,432	40,487,926	44,638,127
High Yield Bond Division
Accumulation Unit Value	$ 2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546	$1.595
Number of Units Outstanding	1,328,980	1,426,820	1,494,679	1,456,470	1,461,027	1,881,347	2,029,262	2,904,325	3,974,656	3,770,055
Select Bond Division
Accumulation Unit Value	$10.143	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542	$6.929	$7.088	$6.703
Number of Units Outstanding	1,451,663	1,459,710	1,409,107	1,588,438	1,840,193	1,651,248	1,634,871	1,914,749	2,171,879	2,252,704
Money Market Division
Accumulation Unit Value	$ 2.879	$2.780	$2.733	$2.728	$2.729	$2.718	$2.649	$2.523	$2.431	$2.335
Number of Units Outstanding	3,699,893	2,798,732	3,143,984	3,704,294	6,073,048	6,009,918	6,248,637	7,329,873	6,699,739	6,270,333

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2006	2005	2004	2003
VIP Mid Cap Division
Accumulation Unit Value(a)	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	2,182,181	1,827,036	1,329,255	483,181
(a) The initial investment was made on May 1, 2003. Russell Investment Funds

	December 31
	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(c)	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925	$1.067
Number of Units Outstanding	2,931,386	3,009,911	3,566,901	3,138,388	2,538,585	2,727,184	2,365,883	1,475,825
Aggressive Equity Division
Accumulation Unit Value(c)	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079	$1.100
Number of Units Outstanding	1,197,148	1,337,528	1,721,009	1,962,297	1,278,583	1,623,364	1,455,003	760,721
Non-U.S. Division
Accumulation Unit Value(c)	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050	$1.243
Number of Units Outstanding	2,463,381	2,145,586	2,304,563	2,073,070	1,927,339	2,184,344	2,019,287	813,542
Real Estate Securities Division
Accumulation Unit Value(c)	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$0.920
Number of Units Outstanding	2,499,542	2,416,345	2,138,265	1,508,537	1,199,189	812,052	652,555	248,726
Core Bond Division
Accumulation Unit Value(c)	$1.362	$1.329	$1.319	$1.277	$1.218	$1.323	$1.068	$0.983
Number of Units Outstanding	1,254,371	1,047,319	1,112,595	776,966	996,440	792,991	728,086	580,967

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
Small Cap Growth Stock Division
Accumulation Unit Value(c)	$ 2.760	$ 2.607	$ 2.362	$ 2.003	$ 1.517	$1.873	$1.961	$1.852	—	—
Number of Units Outstanding	71,636	86,573	109,482	200,970	195,919	242,514	261,141	95,329	—	—
T. Rowe Price Small Cap Value Division
Accumulation Unit Value(b)	$ 1.941	$ 1.678	$ 1.577	$ 1.275	$ 0.951	$1.014	—	—	—	—
Number of Units Outstanding	163,320	254,057	333,659	227,706	229,909	11,128	—	—	—	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$ 5.684	$ 5.485	$ 5.207	$ 4.593	$ 3.711	$4.742	$5.963	$5.658	$3.965	$3.714
Number of Units Outstanding	166,894	186,708	216,240	240,138	255,815	304,541	388,193	370,788	479,410	640,838
International Growth Division
Accumulation Unit Value(b)	$ 1.848	$ 1.532	$ 1.308	$ 1.084	$ 0.786	$0.903	—	—	—	—
Number of Units Outstanding	126,968	104,863	66,474	33,516	12,589	11,010	—	—	—	—
Franklin Templeton International Equity Division
Accumulation Unit Value	$ 3.887	$ 2.992	$ 2.703	$ 2.282	$ 1.637	$1.997	$2.339	$2.376	$1.947	$1.872
Number of Units Outstanding	299,990	303,434	298,420	316,014	326,231	340,359	375,718	630,123	647,767	1,297,660
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value(a)	$ 1.856	$ 1.633	$ 1.561	$ 1.325	—	—	—	—	—	—
Number of Units Outstanding	12,877	11,078	11,681	6,675	—	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)	$ 2.058	$ 1.884	$ 1.689	$ 1.464	$ 1.092	$1.288	$1.306	$1.123	—	—
Number of Units Outstanding	185,680	189,832	195,467	228,041	242,802	334,892	288,383	167,651	—	—
Janus Capital Appreciation Division
Accumulation Unit Value(a)	$ 1.713	$ 1.646	$ 1.417	$ 1.193	—	—	—	—	—	—
Number of Units Outstanding	195,638	253,628	69,675	5,749	—	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value	$ 2.917	$ 2.682	$ 2.509	$ 2.369	$ 2.007	$2.554	$3.000	$3.100	$2.549	$2.027
Number of Units Outstanding	135,587	230,745	174,657	304,230	312,827	311,084	334,831	372,659	247,491	327,731
Large Cap Core Stock Division
Accumulation Unit Value	$ 2.467	$ 2.229	$ 2.071	$ 1.929	$ 1.567	$2.198	$2.402	$2.601	$2.438	$1.995
Number of Units Outstanding	74,359	76,805	107,464	111,637	125,226	181,811	180,854	254,027	310,014	348,188
Capital Guardian Domestic Equity Division
Accumulation Unit Value(b)	$ 1.463	$ 1.265	$ 1.179	$ 1.017	$ 0.762	$0.975	—	—	—	—
Number of Units Outstanding	74,094	74,435	244,866	96,670	107,036	11,255	—	—	—	—
T. Rowe Price Equity Income Division
Accumulation Unit Value(a)	$ 1.720	$ 1.454	$ 1.406	$ 1.230	—	—	—	—	—	—
Number of Units Outstanding	95,082	197,852	17,766	4,653	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 5.163	$ 4.499	$ 4.328	$ 3.939	$ 3.090	$3.995	$4.568	$5.043	$4.202	$3.289
Number of Units Outstanding	2,785,884	3,198,579	3,365,264	3,555,372	3,965,286	4,934,298	5,706,738	6,687,760	7,343,357	8,175,537
Asset Allocation Division
Accumulation Unit Value(b)	$ 1.317	$ 1.207	$ 1.137	$ 1.041	$ 0.869	$0.976	—	—	—	—
Number of Units Outstanding	72,410	80,749	63,845	45,581	41,043	11,085	—	—	—	—
Balanced Division
Accumulation Unit Value	$10.053	$ 9.172	$ 8.920	$ 8.330	$ 7.113	$7.750	$8.063	$8.137	$7.372	$6.248
Number of Units Outstanding	1,098,567	1,053,815	1,159,730	1,309,692	1,321,703	1,565,742	2,213,090	2,738,126	3,013,626	3,845,538
High Yield Bond Division
Accumulation Unit Value	$ 2.338	$ 2.146	$ 2.132	$ 1.905	$ 1.487	$1.543	$1.480	$1.563	$1.582	$1.624
Number of Units Outstanding	64,840	71,912	44,448	83,423	68,612	73,766	80,510	77,269	183,181	600,752
Select Bond Division
Accumulation Unit Value	$11.496	$11.164	$11.004	$10.584	$10.109	$9.086	$8.295	$7.583	$7.719	$7.263
Number of Units Outstanding	253,934	323,968	389,008	455,745	603,334	514,551	495,713	715,024	899,839	1,012,083
Money Market Division
Accumulation Unit Value	$ 3.262	$ 3.134	$ 3.066	$ 3.045	$ 3.031	$3.004	$2.913	$2.761	$2.646	$2.529
Number of Units Outstanding	324,465	415,504	241,012	388,750	459,870	765,876	732,845	898,198	1,723,332	893,452

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2006	2005	2004	2003
VIP Mid Cap Division
Accumulation Unit Value(a)	$2.263	$2.029	$1.732	$1.400
Number of Units Outstanding	122,788	79,861	48,600	25,869
(a) The initial investment was made on May 1, 2003. Russell Investment Funds

	December 31
	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(c)	$1.005	$0.898	$0.844	$0.774	$0.605	$0.794	$0.932	$1.071
Number of Units Outstanding	23,426	18,870	19,899	7,298	6,377	26,629	60,062	7,554
Aggressive Equity Division
Accumulation Unit Value(c)	$1.677	$1.472	$1.394	$1.224	$0.847	$1.054	$1.088	$1.104
Number of Units Outstanding	78,196	90,974	117,602	108,560	112,581	63,919	58,734	7,374
Non-U.S. Division
Accumulation Unit Value(c)	$1.546	$1.260	$1.117	$0.951	$0.690	$0.820	$1.059	$1.247
Number of Units Outstanding	309,561	76,517	47,879	36,043	32,998	51,723	51,562	12,237
Real Estate Securities Division
Accumulation Unit Value(c)	$3.542	$2.627	$2.343	$1.750	$1.285	$1.247	$1.165	$0.923
Number of Units Outstanding	176,536	80,550	267,730	47,853	56,396	22,565	25,461	4,656
Core Bond Division
Accumulation Unit Value(c)	$1.415	$1.374	$1.357	$1.307	$1.240	$1.148	$1.077	$0.986
Number of Units Outstanding	35,731	43,541	21,821	9,822	10,914	16,601	22,616	2,618

(c)	The initial investment was made on April 30, 1999.

Account A Prospectus

The Northwestern Mutual
Life Insurance Company • Milwaukee, WI
www.northwesternmutual.com

90-1765 (0386) (REV 0407)

Northwestern Mutual®

PO BOX 3095
MILWAUKEE WI 53201-3095

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888- 455-2232, or visiting the website www.nmfn.com.

288560

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”).

NMIS is considered the underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2006	$1,523,231
2005	$1,439,913
2004	$1,974,137

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202

NML VARIABLE ANNUITY ACCOUNT A

Financial Statements for Period Ending

December 31, 2006

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(in thousands, except accumulation unit values)

	Small Cap Growth Stock Division	T. Rowe Price Small Cap Value Division	Aggressive Growth Stock Division	International Growth Division
Assets:
Investments, at Value (1) (2)
Northwestern Mutual Series Fund, Inc.	$14,238	$10,258	$43,125	$8,978
Fidelity Variable Insurance Products Fund III	—	—	—	—
Russell Investment Funds	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	1

Total Assets	14,238	10,258	43,126	8,981

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—
Due to Participants	—	28	1	38

Total Liabilities	—	28	1	38

Total Net Assets	$14,238	$10,230	$43,125	$8,943

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$198	$317	$949	$235
Annuity Reserves	3	3	51	10
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	7,409	5,827	26,800	4,091
Annuity Reserves	51	26	96	280
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	592	476	1,428	762
Annuity Reserves	—	—	64	—
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	3,206	1,429	10,084	1,455
Annuity Reserves	1	—	3	—
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	279	291	154	196
Annuity Reserves	—	—	—	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	76	141	360	88
Class B Accumulation Units (9)	2,395	1,657	3,087	1,733
Annuity Reserves	—	—	—	—
On or After October 16, 2006 - Fee Based Version
Accumulation Units (10)	28	63	49	93

Total Net Assets	$14,238	$10,230	$43,125	$8,943

(1) Investments, at Cost	$12,324	$8,737	$41,026	$7,385
(2) Shares Outstanding	5,975	5,581	12,812	5,084
(3) Accumulation Unit Value	$2.760177	$1.941104	$5.684266	$1.847572
Units Outstanding	72	163	167	127
(4) Accumulation Unit Value	$2.656256	$1.889257	$5.245672	$1.798234
Units Outstanding	2,789	3,084	5109	2275
(5) Accumulation Unit Value	$2.834617	$1.977881	$2.739811	$1.882604
Units Outstanding	209	241	521	405
(6) Accumulation Unit Value	$2.656256	$1.889257	$5.245672	$1.798234
Units Outstanding	1,207	756	1,922	809
(7) Accumulation Unit Value	$1.291778	$1.967343	$0.872600	$1.872582
Units Outstanding	216	148	177	104
(8) Accumulation Unit Value	$1.291778	$1.967343	$0.872600	$1.872582
Units Outstanding	59	72	413	47
(9) Accumulation Unit Value	$2.656256	$1.889257	$5.245672	$1.798234
Units Outstanding	901	877	588	964
(10) Accumulation Unit Value	$1.269179	$1.983333	$0.896716	$1.887846
Units Outstanding	22	32	55	49

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(in thousands, except accumulation unit values)

	Franklin Templeton International Equity Division	AllianceBernstein Mid Cap Value Division	Index 400 Stock Division	Janus Capital Appreciation Division
Assets:
Investments, at Value (1) (2)
Northwestern Mutual Series Fund, Inc.	$47,465	$2,164	$13,708	$4,765
Fidelity Variable Insurance Products Fund III	—	—	—	—
Russell Investment Funds	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	3	—	2	2

Total Assets	47,468	2,164	13,710	4,767

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	1
Due to Participants	42	—	—	27

Total Liabilities	42	—	—	28

Total Net Assets	$47,426	$2,164	$13,710	$4,739

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$1,166	$24	$382	$335
Annuity Reserves	10	3	—	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	29,437	1159	6,370	2,423
Annuity Reserves	239	—	261	160
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	1,925	177	651	164
Annuity Reserves	30	—	—	—
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	8,816	399	2,924	787
Annuity Reserves	1	—	4	—
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	709	28	299	154
Annuity Reserves	—	—	—	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	371	31	257	20
Class B Accumulation Units (9)	4,540	294	2,562	696
Annuity Reserves	—	—	—	—
On or After October 16, 2006 - Fee Based Version
Accumulation Units (10)	182	49	—	—

Total Net Assets	$47,426	$2,164	$13,710	$4,739

(1) Investments, at Cost	$31,869	$2,095	$11,322	$4,662
(2) Shares Outstanding	20,354	1,418	8,644	2,945
(3) Accumulation Unit Value	$3.887138	$1.856287	$2.057866	$1.713178
Units Outstanding	300	13	186	196
(4) Accumulation Unit Value	$3.630318	$1.822606	$1.980401	$1.682068
Units Outstanding	8,109	636	3,217	1,440
(5) Accumulation Unit Value	$3.293112	$1.880037	$2.113326	$1.735075
Units Outstanding	585	94	308	95
(6) Accumulation Unit Value	$3.630318	$1.822606	$1.980401	$1.682068
Units Outstanding	2,428	219	1,476	468
(7) Accumulation Unit Value	$1.679316	$1.873258	$1.656125	$1.728800
Units Outstanding	422	15	180	89
(8) Accumulation Unit Value	$1.679316	$1.873258	$1.656125	$1.728800
Units Outstanding	221	17	155	11
(9) Accumulation Unit Value	$3.630318	$1.822606	$1.980401	$1.682068
Units Outstanding	1,251	161	1,294	414
(10) Accumulation Unit Value	$1.662262	$1.883538	$1.720014	$1.738315
Units Outstanding	109	26	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(in thousands, except accumulation unit values)

	Growth Stock Division	Large Cap Core Stock Division	Capital Guardian Domestic Equity Division	T. Rowe Price Equity Income Division	Index 500 Stock Division
Assets:
Investments, at Value (1) (2)
Northwestern Mutual Series Fund, Inc.	$21,219	$14,164	$10,522	$6,006	$75,171
Fidelity Variable Insurance Products Fund III	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	2	1	2	12

Total Assets	21,219	14,166	10,523	6,008	78,183

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—	—
Due to Participants	2	62	62	—	10

Total Liabilities	2	62	62	—	10

Total Net Assets	$21,217	$14,104	$10,461	$6,008	$75,173

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$395	$183	$108	$164	$14,383
Annuity Reserves	13	143	13	—	549
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	9,935	8,033	5,149	3,302	36,687
Annuity Reserves	21	254	101	81	1,317
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	831	467	890	206	1,907
Annuity Reserves	19	117	—	—	80
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	6,016	3,520	1,374	1,117	12,911
Annuity Reserves	—	—	—	—	3
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	201	124	416	295	486
Annuity Reserves	—	—	—	136	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	383	61	247	50	711
Class B Accumulation Units (9)	3,258	1,202	2,063	611	6,093
Annuity Reserves	—	—	—	—	—
On or After October 16, 2006 - Fee Based Version
Accumulation Units (10)	145	—	100	46	46

Total Net Assets	$21,217	$14,104	$10,461	$6,008	$75,173

(1) Investments, at Cost	$18,498	12112	9130	5510	60918
(2) Shares Outstanding	9,230	10508	8056	3933	23058
(3) Accumulation Unit Value	$2.916699	$2.467131	$1.463246	$1.719673	$5.162803
Units Outstanding	136	74	74	95	2,786
(4) Accumulation Unit Value	$2.737665	$2.315687	$1.424141	$1.688469	$4.764620
Units Outstanding	3,629	3,469	3,616	1,956	7,700
(5) Accumulation Unit Value	$2.794183	$2.362727	$1.491004	$1.741656	$3.280666
Units Outstanding	298	198	597	118	581
(6) Accumulation Unit Value	$2.737665	$2.315687	$1.424141	$1.688469	$4.764620
Units Outstanding	2,197	1,520	965	661	2,710
(7) Accumulation Unit Value	$0.904890	$0.924940	$1.483070	$1.735390	$1.019334
Units Outstanding	222	134	280	170	477
(8) Accumulation Unit Value	$0.904890	$0.924940	$1.483070	$1.735390	$1.019334
Units Outstanding	423	65	167	29	698
(9) Accumulation Unit Value	$2.737665	$2.315687	$1.424141	$1.688469	$4.764620
Units Outstanding	1,190	519	1,449	362	1,279
(10) Accumulation Unit Value	$0.931362	$0.990903	$1.495151	$1.744928	$1.058385
Units Outstanding	156	—	67	26	43

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(in thousands, except accumulation unit values)

	Asset Allocation Division	Balanced Division	High Yield Bond Division	Select Bond Division	Money Market Division

Assets:
Investments, at Value (1) (2)
Northwestern Mutual Series Fund, Inc.	$10,379	$166,726	$6,444	$30,186	$17,607
Fidelity Variable Insurance Products Fund III	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	32	1	3	1

Total Assets	10,379	166,758	6,445	30,189	17,608

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	4	—
Due to Participants	—	129	18	211	—

Total Liabilities	—	129	18	215	—

Total Net Assets	$10,379	$166,629	$6,427	$29,974	$17,608

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$95	$11,043	$152	$2,919	$1,058
Annuity Reserves	—	1,548	16	231	86
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	5,391	125,977	2,917	14,724	10,651
Annuity Reserves	—	4,098	47	453	252
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	1,118	2,344	423	1,405	595
Annuity Reserves	—	181	—	32	—
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	1,630	14,041	1,368	4,382	2,392
Annuity Reserves	—	73	—	5	—
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	640	205	164	733	254
Annuity Reserves	—	—	—	—	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	70	225	101	207	601
Class B Accumulation Units (9)	1,435	6,894	1,004	3,870	1,719
Annuity Reserves	—	—	—	—	—
On or After October 16, 2006 - Fee Based Version
Accumulation Units (10)	—	—	235	1,013	—

Total Net Assets	$10,379	$166,629	$6,427	$29,974	$17,608

(1) Investments, at Cost	$9,285	$147,645	$6,100	$30,621	$17,607
(2) Shares Outstanding	8,501	84,504	8,779	25,155	17,607
(3) Accumulation Unit Value	$1.316744	$10.052533	$2.338260	$11.496072	$3.261901
Units Outstanding	72	1,099	65	254	324
(4) Accumulation Unit Value	$1.281584	$8.871082	$2.194730	$10.142815	$2.878717
Units Outstanding	4,206	14,201	1,329	1,452	3,700
(5) Accumulation Unit Value	$1.341715	$2.680756	$2.272638	$2.067761	$1.524518
Units Outstanding	833	874	186	680	390
(6) Accumulation Unit Value	$1.281584	$8.871082	$2.194730	$10.142815	$2.878717
Units Outstanding	1,272	1,583	624	432	831
(7) Accumulation Unit Value	$1.334588	$1.231506	$1.544440	$1.517705	$1.187096
Units Outstanding	479	167	106	483	214
(8) Accumulation Unit Value	$1.334588	$1.231506	$1.544440	$1.517705	$1.187096
Units Outstanding	53	183	65	136	506
(9) Accumulation Unit Value	$1.281584	$8.871082	$2.194730	$10.142815	$2.878717
Units Outstanding	1,120	777	457	382	597
(10) Accumulation Unit Value	$1.345472	$1.251906	$1.558583	$1.516531	$1.182475
Units Outstanding	—	—	151	668	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(in thousands, except accumulation unit values)

	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division
Assets:
Investments, at Value (1) (2)
Northwestern Mutual Series Fund, Inc.	$—	$—	$—	$—
Fidelity Variable Insurance Products Fund III	9,551	—	—	—
Russell Investment Funds	—	6,270	4,657	8,012
Due from Northwestern Mutual Life Insurance Company	3	1	—	1

Total Assets	9,554	6,271	4,657	8,013

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	1	—
Due to Participants	40	—	—	38

Total Liabilities	40	—	1	38

Total Net Assets	$9,514	$6,271	$4,656	$7,975

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$278	$24	$131	$479
Annuity Reserves	—	—	—	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	4,849	2,836	1,932	3,666
Annuity Reserves	241	93	13	35
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	266	266	437	483
Annuity Reserves	—	—	1	1
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	1,529	1,342	1,235	1,723
Annuity Reserves	—	—	—	1
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	701	659	253	508
Annuity Reserves	—	—	—	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	137	22	10	14
Class B Accumulation Units (9)	1,391	1,029	644	1,065
Annuity Reserves	—	—	—	—
On or After October 16, 2006 - Fee Based Version
Accumulation Units (10)	122	—	—	—

Total Net Assets	$9,514	$6,271	$4,656	$7,975

(1) Investments, at Cost	$8,791	$5,127	$4,657	$6,205
(2) Shares Outstanding	279	420	322	534
(3) Accumulation Unit Value	$2.263218	$1.005263	$1.676822	$1.546238
Units Outstanding	123	23	78	310
(4) Accumulation Unit Value	$2.222115	$0.967415	$1.613684	$1.488032
Units Outstanding	2,182	2,931	1,197	2,463
(5) Accumulation Unit Value	$2.292138	$1.032365	$1.722029	$1.587886
Units Outstanding	116	258	254	304
(6) Accumulation Unit Value	$2.222115	$0.967415	$1.613684	$1.488032
Units Outstanding	688	1,387	765	1,158
(7) Accumulation Unit Value	$2.283878	$0.963199	$1.455332	$1.260557
Units Outstanding	307	684	174	403
(8) Accumulation Unit Value	$2.283878	$0.963199	$1.455332	$1.260557
Units Outstanding	60	23	7	11
(9) Accumulation Unit Value	$2.222115	$0.967415	$1.613684	$1.488032
Units Outstanding	626	1,063	399	716
(10) Accumulation Unit Value	$2.296424	$1.011417	$1.513536	$1.339553
Units Outstanding	53	—	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(in thousands, except accumulation unit values)

	Russell Real Estate Securities Division	Russell Core Bond Division
Assets:
Investments, at Value (1) (2)
Northwestern Mutual Series Fund, Inc.	$—	$—
Fidelity Variable Insurance Products Fund III	—	—
Russell Investment Funds	17,765	4,620
Due from Northwestern Mutual Life Insurance Company	26	—

Total Assets	17,791	4,620

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—
Due to Participants	35	5

Total Liabilities	35	5

Total Net Assets	$17,756	$4,615

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$625	$51
Annuity Reserves	7	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	8,519	1,708
Annuity Reserves	412	3
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	1,012	300
Annuity Reserves	—	—
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	2,592	1,060
Annuity Reserves	3	—
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	689	252
Annuity Reserves	—	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	243	51
Class B Accumulation Units (9)	3,468	976
Annuity Reserves	1	—
On or After October 16, 2006 - Fee Based Version
Accumulation Units (10)	185	214

Total Net Assets	$17,756	$4,615

(1) Investments, at Cost	$14,590	$4,717
(2) Shares Outstanding	832	456
(3) Accumulation Unit Value	$3.541612	$1.414960
Units Outstanding	177	36
(4) Accumulation Unit Value	$3.408298	$1.361728
Units Outstanding	2,500	1,254
(5) Accumulation Unit Value	$3.636975	$1.453107
Units Outstanding	278	207
(6) Accumulation Unit Value	$3.408298	$1.361728
Units Outstanding	760	779
(7) Accumulation Unit Value	$3.827505	$1.433104
Units Outstanding	180	176
(8) Accumulation Unit Value	$3.827505	$1.433104
Units Outstanding	63	35
(9) Accumulation Unit Value	$3.408298	$1.361728
Units Outstanding	1,017	717
(10) Accumulation Unit Value	$3.533780	$1.425011
Units Outstanding	52	150

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2006

(in thousands)

	Small Cap Growth Stock Division	T. Rowe Price Small Cap Value Stock Division	Aggressive Growth Stock Division	International Growth Division
Income:
Dividend income	$—	$23	$58	$17
Expenses:
Mortality and expense risk charges	183	109	551	90

Net investment income (loss)	(183)	(86)	(493)	(73)

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	1,050	631	(228)	518
Realized gain distributions	2,038	356	1,068	121

Realized gains (losses)	3,088	987	840	639

Change in unrealized appreciation (depreciation) of investments during the period	(2,142)	393	1,092	796

Net increase (decrease) in net assets resulting from operations	$763	$1,294	$1,439	$1,362

	Franklin Templeton International Equity Division	AllianceBernstein Mid Cap Value Division	Index 400 Stock Division	Janus Capital Appreciation Division
Income:
Dividend income	$729	$23	$151	$18
Expenses:
Mortality and expense risk charges	491	21	162	49

Net investment income (loss)	238	2	(11)	(31)

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	1,299	53	901	199
Realized gain distributions	—	148	865	228

Realized gains (losses)	1,299	201	1,766	427

Change in unrealized appreciation (depreciation) of investments during the period	9,218	30	(598)	(208)

Net increase (decrease) in net assets resulting from operations	$10,755	$233	$1,157	$188

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2006

(in thousands)

	Growth Stock Division	Large Cap Core Stock Division	Capital Guardian Domestic Equity Division	T. Rowe Price Equity Income Division
Income:
Dividend income	$167	$158	$—	$84
Expenses:
Mortality and expense risk charges	255	169	97	46

Net investment income (loss)	(88)	(11)	(97)	38

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	(153)	(297)	321	80
Realized gain distributions	—	—	95	131

Realized gains (losses)	(153)	(297)	416	211

Change in unrealized appreciation (depreciation) of investments during the period	1,909	1,673	948	464

Net increase (decrease) in net assets resulting from operations	$1,668	$1,365	$1,267	$713

	Index 500 Stock Division	Asset Allocation Division	Balanced Division	High Yield Bond Division
Income:
Dividend income	$1,191	$198	$4,727	$405
Expenses:
Mortality and expense risk charges	818	111	1,968	68

Net investment income (loss)	373	87	2,759	337

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	2,553	676	1,683	130
Realized gain distributions	2,676	263	1,827	0

Realized gains (losses)	5,229	939	3,510	130

Change in unrealized appreciation (depreciation) of investments during the period	4,222	(130)	8,051	30

Net increase (decrease) in net assets resulting from operations	$9,824	$896	$14,320	$497

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2006

(in thousands)

	Select Bond Division	Money Market Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division
Income:
Dividend income	$1,077	$777	$13	$58
Expenses:
Mortality and expense risk charges	321	186	97	68

Net investment income (loss)	756	591	(84)	(10)

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	(111)	—	367	364
Realized gain distributions	—	—	879	—

Realized gains (losses)	(111)	—	1,246	364

Change in unrealized appreciation (depreciation) of investments during the period	95	—	(364)	260

Net increase (decrease) in net assets resulting from operations	$740	$591	$798	$614

	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division	Russell Core Bond Division
Income:
Dividend income	$9	$177	$300	$193
Expenses:
Mortality and expense risk charges	53	76	171	46

Net investment income (loss)	(44)	101	129	147

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	235	474	969	(42)
Realized gain distributions	594	156	1,268	—

Realized gains (losses)	829	630	2,237	(42)

Change in unrealized appreciation (depreciation) of investments during the period	(218)	614	2,030	(4)

Net increase (decrease) in net assets resulting from operations	$567	$1,345	$4,396	$101

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Small Cap Growth Stock Division		T. Rowe Price Small Cap Value Stock Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$(183)	$(187)	$(86)	$(68)
Net realized gains (losses)	3,088	1,120	987	1,029
Net change in unrealized appreciation (depreciation)	(2,142)	574	393	(443)

Net increase (decrease) in net assets resulting from operations	763	1,507	1,294	518

Contract Transactions:
Contract owners’ net payments	1,327	1,413	959	753
Annuity payments	(6)	(7)	(2)	(15)
Surrenders and other (net)	(1,958)	(2,130)	(831)	(1,070)
Transfers from other divisions or sponsor	5,941	5,835	5,714	5,843
Transfers to other divisions or sponsor	(7,675)	(6,651)	(5,594)	(5,188)

Net increase (decrease) in net assets resulting from contract transactions	(2,371)	(1,540)	246	323

Net increase (decrease) in net assets	(1,608)	(33)	1,540	841

Net Assets:
Beginning of period	15,846	15,879	8,690	7,849

End of period	$14,238	$15,846	$10,230	$8,690

Units issued during the period	3,207	3,359	4,409	4,602
Units redeemed during the period	(4,063)	(4,038)	(4,304)	(4,246)

Net units issued (redeemed) during period	(856)	(679)	105	356

	Aggressive Growth Stock Division		International Growth Stock Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$(493)	$(564)	$(73)	$(2)
Net realized gains (losses)	840	(1,398)	639	794
Net change in unrealized appreciation (depreciation)	1,092	3,980	796	54

Net increase (decrease) in net assets resulting from operations	1,439	2,018	1,362	846

Contract Transactions:
Contract owners’ net payments	2,579	3,122	1,012	819
Annuity payments	(27)	(26)	(23)	(17)
Surrenders and other (net)	(5,557)	(7,965)	(669)	(494)
Transfers from other divisions or sponsor	6,023	5,566	8,638	6,925
Transfers to other divisions or sponsor	(9,578)	(8,892)	(7,518)	(5,701)

Net increase (decrease) in net assets resulting from contract transactions	(6,560)	(8,195)	1,440	1,532

Net increase (decrease) in net assets	(5,121)	(6,177)	2,802	2,378

Net Assets:
Beginning of period	48,246	54,423	6,141	3,763

End of period	$43,125	$48,246	$8,943	$6,141

Units issued during the period	2,402	2,347	6,094	5,872
Units redeemed during the period	(3,700)	(4,039)	(5,348)	(4,751)

Net units issued (redeemed) during period	(1,298)	(1,692)	746	1,121

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Franklin Templeton International Equity Division		AllianceBernstein Mid Cap Value Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$238	$210	$2	$(7)
Net realized gains (losses)	1,299	436	201	126
Net change in unrealized appreciation (depreciation)	9,218	2,897	30	(44)

Net increase (decrease) in net assets resulting from operations	10,755	3,543	233	75

Contract Transactions:
Contract owners’ net payments	2,912	2,646	252	197
Annuity payments	(21)	(17)	—	(1)
Surrenders and other (net)	(4,473)	(4,649)	(126)	(133)
Transfers from other divisions or sponsor	17,857	12,560	2,043	1,303
Transfers to other divisions or sponsor	(16,212)	(12,066)	(1,693)	(1,216)

Net increase (decrease) in net assets resulting from contract transactions	63	(1,526)	476	150

Net increase (decrease) in net assets	10,818	2,017	709	225

Net Assets:
Beginning of period	36,608	34,591	1,455	1,230

End of period	$47,426	$36,608	$2,164	$1,455

Units issued during the period	7,745	6,335	1,383	1,022
Units redeemed during the period	(7,468)	(6,850)	(1,096)	(896)

Net units issued (redeemed) during period	277	(515)	287	126

	Index 400 Stock Division		Janus Capital Appreciation Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$(11)	$(51)	$(31)	$(20)
Net realized gains (losses)	1,766	1,350	427	193
Net change in unrealized appreciation (depreciation)	(598)	119	(208)	206

Net increase (decrease) in net assets resulting from operations	1,157	1,418	188	379

Contract Transactions:
Contract owners’ net payments	1,173	1,150	555	288
Annuity payments	(25)	(23)	(18)	(3)
Surrenders and other (net)	(1,595)	(1,660)	(469)	(125)
Transfers from other divisions or sponsor	6,642	7,776	5,037	3,739
Transfers to other divisions or sponsor	(7,536)	(7,434)	(3,919)	(1,974)

Net increase (decrease) in net assets resulting from contract transactions	(1,341)	(191)	1,186	1,925

Net increase (decrease) in net assets	(184)	1,227	1,374	2,304

Net Assets:
Beginning of period	13,894	12,667	3,365	1,061

End of period	$13,710	$13,894	$4,739	$3,365

Units issued during the period	4,204	5,421	3,410	2,761
Units redeemed during the period	(4,840)	(5,603)	(2,688)	(1,524)

Net units issued (redeemed) during period	(636)	(182)	722	1,237

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Large Cap Core Stock Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$(88)	$(29)	$(11)	$17
Net realized gains (losses)	(153)	(437)	(297)	(451)
Net change in unrealized appreciation (depreciation)	1,909	1,847	1,673	1,405

Net increase (decrease) in net assets resulting from operations	1,668	1,381	1,365	971

Contract Transactions:
Contract owners’ net payments	1,774	1,842	933	1,020
Annuity payments	(4)	(4)	(94)	(89)
Surrenders and other (net)	(2,140)	(2,762)	(2,127)	(1,880)
Transfers from other divisions or sponsor	6,315	5,891	5,030	4,552
Transfers to other divisions or sponsor	(8,647)	(6,676)	(5,129)	(4,717)

Net increase (decrease) in net assets resulting from contract transactions	(2,702)	(1,709)	(1,387)	(1,114)

Net increase (decrease) in net assets	(1,034)	(328)	(22)	(143)

Net Assets:
Beginning of period	22,251	22,579	14,126	14,269

End of period	$21,217	$22,251	$14,104	$14,126

Units issued during the period	3,850	3,567	3,020	3,224
Units redeemed during the period	(4,600)	(4,214)	(3,636)	(3,809)

Net units issued (redeemed) during period	(750)	(647)	(616)	(585)

	Capital Guardian Domestic Equity Division		T. Rowe Price Equity Income Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$(97)	$41	$38	$18
Net realized gains (losses)	416	810	211	176
Net change in unrealized appreciation (depreciation)	948	(357)	464	(76)

Net increase (decrease) in net assets resulting from operations	1,267	494	713	118

Contract Transactions:
Contract owners’ net payments	1,045	757	599	304
Annuity payments	(7)	(6)	(7)	(7)
Surrenders and other (net)	(828)	(670)	(169)	(225)
Transfers from other divisions or sponsor	10,006	6,790	5,250	2,949
Transfers to other divisions or sponsor	(8,332)	(5,778)	(3,669)	(1,613)

Net increase (decrease) in net assets resulting from contract transactions	1,884	1,093	2,004	1,408

Net increase (decrease) in net assets	3,151	1,587	2,717	1,526

Net Assets:
Beginning of period	7,310	5,723	3,291	1,765

End of period	$10,461	$7,310	$6,008	$3,291

Units issued during the period	8,618	6,505	3,810	2,371
Units redeemed during the period	(7,207)	(5,579)	(2,624)	(1,323)

Net units issued (redeemed) during period	1,411	926	1,186	1,048

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Asset Allocation Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$373	$467	$87	$29
Net realized gains (losses)	5,229	2,946	939	279
Net change in unrealized appreciation (depreciation)	4,222	(926)	(130)	230

Net increase (decrease) in net assets resulting from operations	9,824	2,487	896	538

Contract Transactions:
Contract owners’ net payments	3,879	4,067	922	1,090
Annuity payments	(232)	(229)	—	—
Surrenders and other (net)	(7,936)	(8,532)	(1,230)	(542)
Transfers from other divisions or sponsor	15,798	14,201	6,857	5,273
Transfers to other divisions or sponsor	(20,234)	(17,841)	(7,247)	(3,357)

Net increase (decrease) in net assets resulting from contract transactions	(8,725)	(8,334)	(698)	2,464

Net increase (decrease) in net assets	1,099	(5,847)	198	3,002

Net Assets:
Beginning of period	74,074	79,921	10,181	7,179

End of period	$75,173	$74,074	$10,379	$10,181

Units issued during the period	5,698	5,252	7,785	5,582
Units redeemed during the period	(7,383)	(7,144)	(8,315)	(3,401)

Net units issued (redeemed) during period	(1,685)	(1,892)	(530)	2,181

	Balanced Division		High Yield Bond Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$2,759	$2,543	$337	$320
Net realized gains (losses)	3,510	4,178	130	9
Net change in unrealized appreciation (depreciation)	8,051	(2,905)	30	(310)

Net increase (decrease) in net assets resulting from operations	14,320	3,816	497	19

Contract Transactions:
Contract owners’ net payments	7,595	8,342	736	537
Annuity payments	(602)	(627)	(5)	(5)
Surrenders and other (net)	(16,173)	(25,217)	(830)	(828)
Transfers from other divisions or sponsor	9,763	6,939	4,373	3,761
Transfers to other divisions or sponsor	(13,991)	(12,224)	(4,262)	(3,721)

Net increase (decrease) in net assets resulting from contract transactions	(13,408)	(22,787)	12	(256)

Net increase (decrease) in net assets	912	(18,971)	509	(237)

Net Assets:
Beginning of period	165,717	184,688	5,918	6,155

End of period	$166,629	$165,717	$6,427	$5,918

Units issued during the period	2,623	2,320	2,649	2,302
Units redeemed during the period	(4,142)	(5,143)	(2,586)	(2,411)

Net units issued (redeemed) during period	(1,519)	(2,823)	63	(109)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Money Market Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$756	$692	$591	$268
Net realized gains (losses)	(111)	197	—	—
Net change in unrealized appreciation (depreciation)	95	(583)	—	—

Net increase (decrease) in net assets resulting from operations	740	306	591	268

Contract Transactions:
Contract owners’ net payments	3,540	2,168	2,493	2,487
Annuity payments	(56)	(58)	(29)	(29)
Surrenders and other (net)	(3,670)	(2,800)	(4,197)	(2,930)
Transfers from other divisions or sponsor	19,636	16,288	15,425	9,197
Transfers to other divisions or sponsor	(18,663)	(14,801)	(11,468)	(8,768)

Net increase (decrease) in net assets resulting from contract transactions	787	797	2,224	(43)

Net increase (decrease) in net assets	1,527	1,103	2,815	225

Net Assets:
Beginning of period	28,447	27,344	14,793	14,568

End of period	$29,974	$28,447	$17,608	$14,793

Units issued during the period	4,503	2,696	8,810	4,901
Units redeemed during the period	(3,634)	(2,543)	(7,785)	(4,936)

Net units issued (redeemed) during period	869	153	1,025	(35)

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$(84)	$(58)	$(10)	$(4)
Net realized gains (losses)	1,246	317	364	(109)
Net change in unrealized appreciation (depreciation)	(364)	569	260	440

Net increase (decrease) in net assets resulting from operations	798	828	614	327

Contract Transactions:
Contract owners’ net payments	1,191	994	813	634
Annuity payments	(21)	(7)	(6)	(6)
Surrenders and other (net)	(651)	(408)	(834)	(703)
Transfers from other divisions or sponsor	7,446	4,394	6,794	6,006
Transfers to other divisions or sponsor	(5,807)	(2,962)	(6,768)	(6,462)

Net increase (decrease) in net assets resulting from contract transactions	2,158	2,011	(1)	(531)

Net increase (decrease) in net assets	2,956	2,839	613	(204)

Net Assets:
Beginning of period	6,558	3,719	5,658	5,862

End of period	$9,514	$6,558	$6,271	$5,658

Units issued during the period	4,013	3,046	8,639	8,120
Units redeemed during the period	(3,095)	(1,960)	(8,672)	(8,738)

Net units issued (redeemed) during period	918	1,086	(33)	(618)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Russell Aggressive Equity Division		Russell Non- U.S. Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$(44)	$(43)	$101	$25
Net realized gains (losses)	829	645	630	287
Net change in unrealized appreciation (depreciation)	(218)	(381)	614	282

Net increase (decrease) in net assets resulting from operations	567	221	1,345	594

Contract Transactions:
Contract owners’ net payments	409	370	604	508
Annuity payments	(1)	—	(3)	(2)
Surrenders and other (net)	(701)	(375)	(793)	(641)
Transfers from other divisions or sponsor	4,136	2,729	7,164	5,270
Transfers to other divisions or sponsor	(4,033)	(3,204)	(5,924)	(5,187)

Net increase (decrease) in net assets resulting from contract transactions	(190)	(480)	1,048	(52)

Net increase (decrease) in net assets	377	(259)	2,393	542

Net Assets:
Beginning of period	4,279	4,538	5,582	5,040

End of period	$4,656	$4,279	$7,975	$5,582

Units issued during the period	3,069	2,376	6,145	5,275
Units redeemed during the period	(3,200)	(2,715)	(5,352)	(5,338)

Net units issued (redeemed) during period	(131)	(339)	793	(63)

	Russell Real Estate Securities Division		Russell Core Bond Division
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$129	$110	$147	$89
Net realized gains (losses)	2,237	2,163	(42)	25
Net change in unrealized appreciation (depreciation)	2,030	(954)	(4)	(79)

Net increase (decrease) in net assets resulting from operations	4,396	1,319	101	35

Contract Transactions:
Contract owners’ net payments	1,684	1,258	707	451
Annuity payments	(17)	(15)	—	—
Surrenders and other (net)	(1,348)	(1,351)	(403)	(743)
Transfers from other divisions or sponsor	11,936	9,100	7,556	5,642
Transfers to other divisions or sponsor	(11,183)	(8,615)	(7,084)	(5,174)

Net increase (decrease) in net assets resulting from contract transactions	1,072	377	776	176

Net increase (decrease) in net assets	5,468	1,696	877	211

Net Assets:
Beginning of period	12,288	10,592	3,738	3,527

End of period	$17,756	$12,288	$4,615	$3,738

Units issued during the period	4,656	4,474	6,140	4,581
Units redeemed during the period	(4,321)	(4,296)	(5,574)	(4,446)

Net units issued (redeemed) during period	335	178	566	135

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2006

1.	Organization

NML Variable Annuity Account A (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable annuity contracts (“contracts”) for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge of 0-6%; and Fee-Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2.	Significant Accounting Policies

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

The shares are valued at the Funds’ offering and redemption prices per share. Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners’ Net Payment in the accompanying financial statements.

Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3.5% or 5%. For variable payment plans issued on or after January 1, 1985 and before January 1, 2002, annuity reserves are based on the 1983 Annuity Table a, adjusted with assumed interest rates of 3.5% or 5%. For variable payment plans issued on or after January 1, 2002, annuity reserves are based on the 2000 Annuity Table with assumed interest rates of 3.5% or 5%.

Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2006 by each Division are shown as follows: (in thousands)

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2006

Division	Purchases	Sales
Small Cap Growth Stock	$3,504	$4,017
T. Rowe Price Small Cap Value	1,505	960
Aggressive Growth Stock	3,965	9,951
International Growth	2,351	828
Franklin Templeton International Equity	5,160	4,820
AllianceBernstein Mid Cap Value	781	153
Index 400 Stock	2,288	2,771
Janus Capital Appreciation	2,066	656
Growth Stock	2,180	4,968
Large Cap Core Stock	1,237	2,589
Capital Guardian Domestic Equity	2,860	916
T. Rowe Price Equity Income	2,518	347
Index 500 Stock	8,069	13,744
Asset Allocation	1,447	1,794
Balanced	14,647	23,648
High Yield Bond	1,266	899
Select Bond	5,695	3,943
Money Market	7,822	5,007
Fidelity VIP Mid Cap	3,704	717
Russell Multi-Style Equity	1,009	1,020
Russell Aggressive Equity	1,151	790
Russell Non-U.S.	2,175	833
Russell Real Estate Securities	4,358	1,877
Russell Core Bond	1,346	423

4. Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.4% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% and 1.5%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.5% and 1.25%,

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2006

respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the back-load version of the contract, the net assets may be subject to the deduction for the front-load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% and 1.5% annual rate for the Front Load version and Back Load version, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

For contracts issued on or after October 16, 2006, for the Fee-Based version the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate. The current charges will not be increased for five years from the date of the most recent Prospectus.

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest			Total Return Lowest to Highest (2)
Small Cap Growth Stock
Year Ended 12/31/06	5,475	$1.269179	to	$2.834618	$14,238	0.00%	0.35%	to	1.25%	2.24%	to	6.26%
Year Ended 12/31/05	6,331	$1.216920	to	$2.667734	$15,846	0.00%	0.40%	to	1.25%	9.81%	to	10.74%
Year Ended 12/31/04	7,010	$1.100014	to	$2.409091	$15,879	0.00%	0.40%	to	1.25%	17.32%	to	18.33%
Year Ended 12/31/03	9,405	$0.930572	to	$2.035993	$18,466	0.00%	0.40%	to	1.25%	31.41%	to	32.53%
Year Ended 12/31/02	9,734	$0.702869	to	$1.536295	$14,421	0.16%	0.40%	to	1.25%	(19.44)%	to	(18.75)%
T. Rowe Price Small Cap Value
Year Ended 12/31/06	5,373	$1.889257	to	$1.983334	$10,230	0.25%	0.35%	to	1.25%	4.24%	to	16.09%
Year Ended 12/31/05	5,268	$1.641244	to	$1.703785	$8,690	0.31%	0.40%	to	1.25%	5.89%	to	6.79%
Year Ended 12/31/04	4,912	$1.549988	to	$1.595527	$7,849	0.20%	0.40%	to	1.25%	23.02%	to	24.07%
Year Ended 12/31/03	3,612	$1.259912	to	$1.285976	$4,572	0.00%	0.40%	to	1.25%	33.48%	to	34.61%
Year Ended 12/31/02	2,849	$0.943905	to	$0.955324	$2,694	0.57%	0.40%	to	1.25%	(6.75)%	to	(5.96)%
Aggressive Growth Stock
Year Ended 12/31/06	8,952	$0.872601	to	$5.684267	$43,125	0.13%	0.35%	to	1.25%	2.67%	to	3.98%
Year Ended 12/31/05	10,250	$0.839995	to	$5.485431	$48,246	0.05%	0.40%	to	1.25%	4.82%	to	5.71%
Year Ended 12/31/04	11,942	$0.795400	to	$5.207047	$54,423	0.00%	0.40%	to	1.25%	12.80%	to	13.76%
Year Ended 12/31/03	13,994	$0.699892	to	$4.593218	$57,087	0.00%	0.40%	to	1.25%	23.15%	to	24.19%
Year Ended 12/31/02	15,574	$0.564112	to	$3.711325	$51,983	0.10%	0.40%	to	1.25%	(22.13)%	to	(21.47)%
International Growth
Year Ended 12/31/06	4,780	$1.798235	to	$1.887847	$8,943	0.22%	0.35%	to	1.25%	12.19%	to	20.99%
Year Ended 12/31/05	4,034	$1.498861	to	$1.555979	$6,141	1.08%	0.40%	to	1.25%	16.54%	to	17.53%
Year Ended 12/31/04	2,913	$1.286123	to	$1.323909	$3,763	0.73%	0.40%	to	1.25%	20.08%	to	21.10%
Year Ended 12/31/03	2,078	$1.071062	to	$1.093220	$2,232	1.09%	0.40%	to	1.25%	37.27%	to	38.43%
Year Ended 12/31/02	767	$0.780276	to	$0.789715	$598	0.73%	0.40%	to	1.25%	(13.42)%	to	(12.69)%
Franklin Templeton International Equity
Year Ended 12/31/06	13,425	$1.662262	to	$3.887138	$47,426	1.73%	0.35%	to	1.25%	10.07%	to	30.37%
Year Ended 12/31/05	13,148	$1.289348	to	$2.991857	$36,608	1.78%	0.40%	to	1.25%	10.14%	to	11.07%
Year Ended 12/31/04	13,663	$1.161941	to	$2.702895	$34,591	1.73%	0.40%	to	1.25%	17.85%	to	18.85%
Year Ended 12/31/03	13,490	$0.978611	to	$2.282107	$29,051	1.70%	0.40%	to	1.25%	38.72%	to	39.90%
Year Ended 12/31/02	14,498	$0.700185	to	$1.636881	$22,509	2.12%	0.40%	to	1.25%	(18.43)%	to	(17.73)%

(1)	Division commenced operations on May 1, 2003.
(2)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2006

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest			Total Return Lowest to Highest (2)
AllianceBernstein Mid Cap Value (1)
Year Ended 12/31/06	1,181	$1.822606	to	$1.883538	$2,164	1.24%	0.35%	to	1.25%	3.35%	to	14.03%
Year Ended 12/31/05	894	$1.611849	to	$1.648664	$1,455	0.56%	0.40%	to	1.25%	4.15%	to	5.04%
Year Ended 12/31/04	768	$1.547558	to	$1.569608	$1,230	1.09%	0.40%	to	1.25%	17.19%	to	18.19%
Year Ended 12/31/03	336	$1.320512	to	$1.328001	$443	0.84%	0.40%	to	1.25%	32.05%	to	32.80%
Year Ended 12/31/02	n/a	n/a			n/a	n/a	n/a				n/a
Index 400 Stock
Year Ended 12/31/06	6,816	$1.656125	to	$2.113326	$13,710	1.08%	0.35%	to	1.25%	2.64%	to	9.60%
Year Ended 12/31/05	7,452	$1.512499	to	$1.928160	$13,894	0.77%	0.40%	to	1.25%	10.98%	to	11.92%
Year Ended 12/31/04	7,634	$1.352705	to	$1.722759	$12,667	0.67%	0.40%	to	1.25%	14.82%	to	15.80%
Year Ended 12/31/03	7,865	$1.169318	to	$1.487736	$11,335	0.72%	0.40%	to	1.25%	33.34%	to	34.47%
Year Ended 12/31/02	7,702	$0.870423	to	$1.106344	$8,323	0.82%	0.40%	to	1.25%	(15.60)%	to	(14.88)%
Janus Capital Appreciation (1)
Year Ended 12/31/06	2,713	$1.682068	to	$1.738315	$4,739	0.41%	0.35%	to	1.25%	3.58%	to	4.46%
Year Ended 12/31/05	1,991	$1.623859	to	$1.660941	$3,365	0.18%	0.40%	to	1.25%	15.55%	to	16.53%
Year Ended 12/31/04	754	$1.405312	to	$1.425327	$1,061	0.16%	0.40%	to	1.25%	18.19%	to	19.19%
Year Ended 12/31/03	160	$1.189063	to	$1.195801	$190	0.11%	0.40%	to	1.25%	18.91%	to	19.58%
Year Ended 12/31/02	n/a	n/a			n/a	n/a	n/a				n/a
Growth Stock
Year Ended 12/31/06	8,251	$0.904890	to	$2.916699	$21,217	0.78%	0.35%	to	1.25%	3.67%	to	9.13%
Year Ended 12/31/05	9,002	$0.829993	to	$2.681914	$22,251	1.05%	0.40%	to	1.25%	6.38%	to	7.28%
Year Ended 12/31/04	9,648	$0.774425	to	$2.508557	$22,579	0.70%	0.40%	to	1.25%	5.34%	to	6.24%
Year Ended 12/31/03	10,962	$0.729643	to	$2.369404	$24,540	0.83%	0.40%	to	1.25%	17.47%	to	18.47%
Year Ended 12/31/02	12,292	$0.616498	to	$2.006974	$23,491	1.16%	0.40%	to	1.25%	(21.81)%	to	(21.15)%
Large Cap Core Stock
Year Ended 12/31/06	5,979	$0.924940	to	$2.467131	$14,104	1.11%	0.35%	to	1.25%	3.70%	to	11.05%
Year Ended 12/31/05	6,595	$0.833720	to	$2.229337	$14,126	1.31%	0.40%	to	1.25%	7.12%	to	8.02%
Year Ended 12/31/04	7,180	$0.772557	to	$2.070897	$14,269	0.97%	0.40%	to	1.25%	6.82%	to	7.73%
Year Ended 12/31/03	8,493	$0.717843	to	$1.929029	$15,873	0.97%	0.40%	to	1.25%	22.51%	to	23.56%
Year Ended 12/31/02	9,001	$0.581563	to	$1.566688	$13,717	0.96%	0.40%	to	1.25%	(29.09)%	to	(28.49)%
Capital Guardian Domestic Equity
Year Ended 12/31/06	7,215	$1.424141	to	$1.495151	$10,461	0.00%	0.35%	to	1.25%	3.17%	to	16.10%
Year Ended 12/31/05	5,804	$1.237056	to	$1.284256	$7,310	1.72%	0.40%	to	1.25%	6.71%	to	7.61%
Year Ended 12/31/04	4,878	$1.159280	to	$1.193398	$5,723	1.60%	0.40%	to	1.25%	15.40%	to	16.38%
Year Ended 12/31/03	3,313	$1.004585	to	$1.025423	$3,535	2.02%	0.40%	to	1.25%	32.74%	to	33.87%
Year Ended 12/31/02	2,205	$0.756787	to	$0.765966	$1,670	1.82%	0.40%	to	1.25%	(22.22)%	to	(21.56)%
T. Rowe Price Equity Income (1)
Year Ended 12/31/06	3,417	$1.688469	to	$1.744928	$6,008	2.02%	0.35%	to	1.25%	5.32%	to	18.67%
Year Ended 12/31/05	2,231	$1.434821	to	$1.467592	$3,291	1.83%	0.40%	to	1.25%	2.90%	to	3.77%
Year Ended 12/31/04	1,183	$1.394433	to	$1.414287	$1,765	1.92%	0.40%	to	1.25%	13.73%	to	14.70%
Year Ended 12/31/03	387	$1.226098	to	$1.233047	$484	2.70%	0.40%	to	1.25%	22.61%	to	23.30%
Year Ended 12/31/02	n/a	n/a			n/a	n/a	n/a			n/a
Index 500 Stock
Year Ended 12/31/06	16,274	$1.019334	to	$5.162803	$75,173	1.62%	0.35%	to	1.25%	4.18%	to	15.16%
Year Ended 12/31/05	17,959	$0.886007	to	$4.498618	$74,074	1.75%	0.40%	to	1.25%	3.43%	to	4.31%
Year Ended 12/31/04	19,851	$0.850261	to	$4.327836	$79,921	1.34%	0.40%	to	1.25%	9.32%	to	10.26%
Year Ended 12/31/03	21,633	$0.771935	to	$3.938953	$80,568	1.49%	0.40%	to	1.25%	26.84%	to	27.92%
Year Ended 12/31/02	23,497	$0.604035	to	$3.089894	$69,294	1.40%	0.40%	to	1.25%	(23.04)%	to	(22.38)%

(1)	Division commenced operations on May 1, 2003.
(2)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2006

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest			Total Return Lowest to Highest (2)
Asset Allocation
Year Ended 12/31/06	8,035	$1.281584	to	$1.345472	$10,379	1.97%	0.35%	to	1.25%	4.37%	to	9.48%
Year Ended 12/31/05	8,565	$1.180583	to	$1.225587	$10,181	1.41%	0.40%	to	1.25%	5.67%	to	6.57%
Year Ended 12/31/04	6,384	$1.117219	to	$1.150060	$7,179	0.00%	0.40%	to	1.25%	8.65%	to	9.58%
Year Ended 12/31/03	4,665	$1.028260	to	$1.049545	$4,815	2.12%	0.40%	to	1.25%	19.13%	to	20.14%
Year Ended 12/31/02	3,238	$0.863125	to	$0.873571	$2,797	2.26%	0.40%	to	1.25%	(11.37)%	to	(10.62)%
Balanced
Year Ended 12/31/06	18,884	$1.231506	to	$10.052533	$166,629	2.87%	0.35%	to	1.25%	3.01%	to	9.98%
Year Ended 12/31/05	20,403	$1.120868	to	$9.172086	$165,717	2.68%	0.40%	to	1.25%	2.31%	to	3.18%
Year Ended 12/31/04	23,226	$1.087384	to	$8.920173	$184,688	2.61%	0.40%	to	1.25%	6.55%	to	7.46%
Year Ended 12/31/03	26,091	$1.012887	to	$8.329807	$194,989	3.25%	0.40%	to	1.25%	16.53%	to	17.52%
Year Ended 12/31/02	29,067	$0.862735	to	$7.112654	$181,291	3.92%	0.40%	to	1.25%	(8.68)%	to	(7.91)%
High Yield Bond
Year Ended 12/31/06	2,983	$1.544440	to	$2.338260	$6,427	6.75%	0.35%	to	1.25%	3.16%	to	9.34%
Year Ended 12/31/05	2,920	$1.413965	to	$2.146008	$5,918	6.53%	0.40%	to	1.25%	0.14%	to	0.98%
Year Ended 12/31/04	3,029	$1.401540	to	$2.132449	$6,155	6.98%	0.40%	to	1.25%	11.36%	to	12.31%
Year Ended 12/31/03	2,982	$1.249172	to	$1.905353	$5,425	0.21%	0.40%	to	1.25%	27.46%	to	28.54%
Year Ended 12/31/02	2,982	$0.972766	to	$1.487426	$4,267	9.94%	0.40%	to	1.25%	(4.10)%	to	(3.28)%
Select Bond
Year Ended 12/31/06	4,487	$1.516531	to	$11.496072	$29,974	3.77%	0.35%	to	1.25%	1.62%	to	3.33%
Year Ended 12/31/05	3,618	$1.470271	to	$11.164423	$28,447	3.57%	0.40%	to	1.25%	0.95%	to	1.81%
Year Ended 12/31/04	3,465	$1.445569	to	$11.003992	$27,344	4.10%	0.40%	to	1.25%	3.44%	to	4.33%
Year Ended 12/31/03	3,619	$1.386996	to	$10.584441	$29,248	3.93%	0.40%	to	1.25%	4.18%	to	5.07%
Year Ended 12/31/02	3,820	$1.321394	to	$10.108841	$31,434	4.40%	0.40%	to	1.25%	10.70%	to	11.64%
Money Market
Year Ended 12/31/06	6,562	$1.182475	to	$3.261901	$17,608	4.77%	0.35%	to	1.25%	1.02%	to	4.44%
Year Ended 12/31/05	5,537	$1.137767	to	$3.134091	$14,793	2.93%	0.40%	to	1.25%	1.71%	to	2.57%
Year Ended 12/31/04	5,572	$1.110318	to	$3.066057	$14,568	1.42%	0.40%	to	1.25%	0.17%	to	1.03%
Year Ended 12/31/03	7,192	$1.100118	to	$3.045469	$18,201	1.26%	0.40%	to	1.25%	(0.02)%	to	0.83%
Year Ended 12/31/02	10,274	$1.092171	to	$3.030949	$26,587	1.65%	0.40%	to	1.25%	0.39%	to	1.25%
Fidelity VIP Mid Cap (1)
Year Ended 12/31/06	4,155	$2.222115	to	$2.296424	$9,514	0.15%	0.35%	to	1.25%	4.86%	to	11.95%
Year Ended 12/31/05	3,237	$2.001683	to	$2.047402	$6,558	0.00%	0.40%	to	1.25%	16.56%	to	17.54%
Year Ended 12/31/04	2,151	$1.717354	to	$1.741819	$3,719	0.00%	0.40%	to	1.25%	23.11%	to	24.16%
Year Ended 12/31/03	739	$1.395022	to	$1.402932	$1,030	0.00%	0.40%	to	1.25%	39.50%	to	40.29%
Year Ended 12/31/02	n/a	n/a			n/a	n/a	n/a			n/a
Russell Multi-Style Equity
Year Ended 12/31/06	6,369	$0.963199	to	$1.032365	$6,271	0.95%	0.35%	to	1.25%	3.39%	to	12.30%
Year Ended 12/31/05	6,402	$0.858577	to	$0.919329	$5,658	1.09%	0.40%	to	1.25%	5.94%	to	6.84%
Year Ended 12/31/04	7,020	$0.804386	to	$0.860463	$5,862	0.73%	0.40%	to	1.25%	8.44%	to	9.37%
Year Ended 12/31/03	5,881	$0.736202	to	$0.786751	$4,546	0.72%	0.40%	to	1.25%	27.26%	to	28.34%
Year Ended 12/31/02	5,060	$0.574187	to	$0.613006	$3,104	0.60%	0.40%	to	1.25%	(24.14)%	to	(23.50)%
Russell Aggressive Equity
Year Ended 12/31/06	2,874	$1.455332	to	$1.722029	$4,656	0.19%	0.35%	to	1.25%	3.31%	to	14.33%
Year Ended 12/31/05	3,005	$1.274157	to	$1.506167	$4,279	0.18%	0.40%	to	1.25%	5.04%	to	5.94%
Year Ended 12/31/04	3,344	$1.203942	to	$1.421771	$4,538	0.17%	0.40%	to	1.25%	13.30%	to	14.27%
Year Ended 12/31/03	3,147	$1.054631	to	$1.244218	$3,764	0.11%	0.40%	to	1.25%	43.79%	to	45.01%
Year Ended 12/31/02	2,664	$0.727980	to	$0.857996	$2,219	0.00%	0.40%	to	1.25%	(20.06)%	to	(19.38)%
Russell Non-U.S.
Year Ended 12/31/06	5,365	$1.260557	to	$1.587886	$7,975	2.55%	0.35%	to	1.25%	8.74%	to	23.15%
Year Ended 12/31/05	4,572	$1.024633	to	$1.289430	$5,582	1.63%	0.40%	to	1.25%	12.28%	to	13.23%
Year Ended 12/31/04	4,635	$0.905783	to	$1.138748	$5,040	2.07%	0.40%	to	1.25%	16.83%	to	17.82%
Year Ended 12/31/03	3,801	$0.769505	to	$0.966479	$3,551	2.94%	0.40%	to	1.25%	37.07%	to	38.23%
Year Ended 12/31/02	3,385	$0.557227	to	$0.699179	$2,311	1.48%	0.40%	to	1.25%	(16.20)%	to	(15.49)%

(1)	Division commenced operations on May 1, 2003.
(2)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2006

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest			Total Return Lowest to Highest (2)
Russell Real Estate
Year Ended 12/31/06	5,027	$3.408298	to	$3.827505	$17,756	1.95%	0.35%	to	1.25%	5.38%	to	35.30%
Year Ended 12/31/05	4,692	$2.540501	to	$2.831791	$12,288	2.10%	0.40%	to	1.25%	11.56%	to	12.51%
Year Ended 12/31/04	4,514	$2.277262	to	$2.519496	$10,592	2.27%	0.40%	to	1.25%	33.20%	to	34.33%
Year Ended 12/31/03	3,171	$1.709672	to	$1.877412	$5,521	5.35%	0.40%	to	1.25%	35.51%	to	36.66%
Year Ended 12/31/02	2,390	$1.261665	to	$1.375137	$3,057	5.39%	0.40%	to	1.25%	2.51%	to	3.39%
Russell Core Bond
Year Ended 12/31/06	3,354	$1.361728	to	$1.453107	$4,615	4.65%	0.35%	to	1.25%	1.27%	to	3.30%
Year Ended 12/31/05	2,788	$1.329349	to	$1.406633	$3,738	3.60%	0.40%	to	1.25%	0.75%	to	1.61%
Year Ended 12/31/04	2,653	$1.319453	to	$1.384409	$3,527	2.44%	0.40%	to	1.25%	3.36%	to	4.24%
Year Ended 12/31/03	1,927	$1.276523	to	$1.328054	$2,474	3.47%	0.40%	to	1.25%	4.83%	to	5.72%
Year Ended 12/31/02	1,888	$1.217720	to	$1.256188	$2,305	2.87%	0.40%	to	1.25%	7.49%	to	8.40%

(1)	Division commenced operations on May 1, 2003.
(2)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

PRICEWATERHOUSECOOPERS
PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Contract Owners of NML Variable Annuity Account A

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the NML Variable Annuity Account A and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Division, Franklin Templeton International Equity Division, AllianceBernstein Mid Cap Value Division, Index 400 Stock Division, Janus Capital Appreciation Division, Growth Stock Division, Large Cap Core Stock Division, Capital Guardian Domestic Equity Division, T. Rowe Price Equity Income Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division, and Russell Core Bond Division at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2006 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
February 1, 2007

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Financial Position

(in millions)

	December 31,
	2006	2005
Assets:
Bonds	$70,564	$65,899
Common and preferred stocks	9,228	8,120
Mortgage loans	19,363	18,118
Real estate	1,489	1,620
Policy loans	10,995	10,265
Other investments	7,930	6,935
Cash and temporary investments	2,885	2,124

Total investments	122,454	113,081

Due and accrued investment income	1,291	1,183
Net deferred tax assets	1,198	1,057
Deferred premium and other assets	2,112	1,983
Separate account assets	18,047	15,753

Total assets	$145,102	$133,057

Liabilities and Surplus:

Reserves for policy benefits	$101,481	$94,144
Policyowner dividends payable	4,632	4,270
Interest maintenance reserve	644	839
Asset valuation reserve	3,093	2,529
Income taxes payable	515	593
Other liabilities	5,006	4,548
Separate account liabilities	18,047	15,753

Total liabilities	133,418	122,676

Surplus	11,684	10,381

Total liabilities and surplus	$145,102	$133,057

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Operations

(in millions)

	For the year ended December 31,
	2006	2005	2004
Revenue:
Premiums	$12,149	$11,363	$10,682
Net investment income	7,073	6,543	6,117
Other income	511	494	511

Total revenue	19,733	18,400	17,310

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	5,049	4,577	4,487
Net additions to policy benefit reserves	7,234	6,445	6,181
Net transfers to separate accounts	492	664	422

Total benefits	12,775	11,686	11,090

Commissions and operating expenses	1,894	1,774	1,741

Total benefits and expenses	14,669	13,460	12,831

Gain from operations before dividends and taxes	5,064	4,940	4,479

Policyowner dividends	4,628	4,269	3,880

Gain from operations before taxes	436	671	599
Income tax expense (benefit)	17	57	(124)

Net gain from operations	419	614	723
Net realized capital gains	410	310	94

Net income	$829	$924	$817

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Changes in Surplus

(in millions)

	For the year ended December 31,
	2006	2005	2004
Beginning of year balance	$10,381	$8,934	$7,547

Net income	829	924	817

Change in net unrealized capital gains	581	343	645

Change in net deferred income tax	337	237	28

Change in nonadmitted assets and other	70	(84)	(115)

Change in asset valuation reserve	(514)	27	12

Net increase in surplus	1,303	1,447	1,387

End of year balance	$11,684	$10,381	$8,934

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

	For the year ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Premiums and other income received	$8,634	$8,074	$7,584
Investment income received	6,893	6,347	5,999
Disbursement of policy loans, net of repayments	(730)	(515)	(199)
Benefit payments to policyowners and beneficiaries	(5,274)	(4,794)	(4,650)
Net transfers to separate accounts	(482)	(657)	(418)
Commissions, expenses and taxes paid	(2,202)	(2,000)	(1,900)

Net cash provided by operating activities	6,839	6,455	6,416

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	51,695	72,406	47,537
Common and preferred stocks	6,088	3,969	3,300
Mortgage loans	3,413	2,585	1,867
Real estate	65	120	109
Other investments	1,693	1,389	1,258

	62,954	80,469	54,071

Cost of investments acquired:
Bonds	56,372	77,345	52,323
Common and preferred stocks	5,777	3,896	3,150
Mortgage loans	4,659	3,464	2,670
Real estate	107	261	259
Other investments	2,099	2,661	1,757

	69,014	87,627	60,159

Net cash applied to investing activities	(6,060)	(7,158)	(6,088)

Cash flows from financing and miscellaneous sources:
Net inflows on deposit-type contracts	69	52	32
Other cash applied	(87)	(174)	(5)

Net cash provided by (applied to) financing and other activities:	(18)	(122)	27

Net increase (decrease) in cash and temporary investments	761	(825)	355
Cash and temporary investments, beginning of year	2,124	2,949	2,594

Cash and temporary investments, end of year	$2,885	$2,124	$2,949

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

1.	Basis of Presentation and Changes in Accounting Principles

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”). See Notes 3 and 12 for descriptions of the permitted practices used by the Company. Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and policy benefit reserves are established using different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income and (6) no deferral of realized investment gains and losses is permitted. The effects on the financial statements of the Company attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	New Accounting and Reporting Pronouncements

On January 1, 2006, the Company adopted Statement of Statutory Accounting Principle No. 93 (“SSAP 93”), which establishes statutory accounting guidance for investments in federal and state tax benefits associated with low income housing tax credit (“LIHTC”) real estate properties. Prior to the issuance of SSAP 93, statutory guidance did not address accounting for such investments.

SSAP 93 requires that these investments be reported at amortized cost. The initial cost of these investments is to be amortized in proportion to the actual realization of the related tax benefits, without discounting for the time value of money, and reported as a component of net investment income. Prior to the adoption of this new guidance, the Company reported these investments at amortized cost, with amortization reported as a realized loss and calculated using a method that included discounting. For the years ended December 31, 2005 and 2004, realized losses included $20 million and $16 million, respectively, of realized losses from amortization of LIHTC investment cost under the previous method.

As of January 1, 2006, the amortized cost of LIHTC investments using the new guidance applied on a retrospective basis was $321 million, which was less than amortized cost using the previous method by $55 million. This amount was recorded as a direct reduction of surplus at that date and is included in change in nonadmitted assets and other in the consolidated statement of changes in surplus for the year ended December 31, 2006. In addition, amortization of LIHTC investment cost under the new method of $63 million is included in net investment income in the consolidated statement of operations for the year ended December 31, 2006.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

3.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods then ended. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 4 and 15 regarding the reported statement value and estimated fair value of the Company’s investments in bonds, common and preferred stocks, mortgage loans and real estate.

Policy Loans

Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported in the financial statements at unpaid principal balance.

Other Investments

Other investments consist primarily of partnership investments (including real estate, venture capital and leveraged buyout fund limited partnerships), real estate joint ventures and unconsolidated non-insurance subsidiaries organized as limited liability companies. These investments are reported in the financial statements using the equity method of accounting.

Other investments also include $102 million and $97 million of investments in oil and natural gas production at December 31, 2006 and 2005, respectively. These oil and gas investments are accounted for using the full cost method, under which all exploration and development costs, whether successful or not, are capitalized and amortized as a reduction of net investment income as reserves are produced. This method is permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). The “Accounting Practices and Procedures Manual” of the National Association of Insurance Commissioners (“NAIC”) does not provide accounting guidance for oil and gas investments.

Other investments also include LIHTC investments, leveraged leases and derivative financial instruments. See Note 4 for a description of the Company’s investments in leveraged leases and Note 5 regarding the Company’s use of derivatives and their presentation in the financial statements.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase and are reported at amortized cost, which approximates fair value.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Net investment income also includes dividends paid to the Company from accumulated earnings of joint ventures, partnerships and unconsolidated non-

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

insurance subsidiaries and prepayment fees on bonds and mortgages. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and gas investments and interest costs associated with securities lending.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized gains and losses, net of income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by the derivative.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of securities sold. Realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments that have experienced a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) the duration and extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer in relation to the anticipated recovery, and (3) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Realized capital gains and losses as reported in the consolidated statement of operations exclude any IMR deferrals. See Note 4 regarding realized capital gains and losses.

Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks and changes in valuation adjustments made for bonds in or near default. Changes in the Company’s share of undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also classified as changes in unrealized capital gains and losses. See Note 4 regarding changes in unrealized capital gains and losses.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is designed to protect surplus against potential declines in the value of the Company’s investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

Separate Accounts

Separate account assets and related policy liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices. See Note 8 for more information about the Company’s separate accounts.

Premium Revenue

Life insurance premiums are recognized as revenue at the beginning of each policy year. Disability and long-term care insurance premiums are recognized as revenue when due to the Company. Annuity premiums are recognized as revenue when received. Considerations received on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from revenue in the consolidated statement of operations. Premium revenue is

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

reported net of ceded reinsurance. See Note 10 for more information about the Company’s use of reinsurance.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 10 for more information about the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary insurance contracts that include life contingencies. Benefit payments on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 10 for more information about the Company’s use of reinsurance.

Reserves for Policy Benefits

Reserves for policy benefits represent the net present value of future policy benefits less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 6 for more information about the Company’s reserve liabilities.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Electronic Data Processing Equipment and Software

The cost of electronic data processing (“EDP”) equipment and operating system software used in the Company’s business is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. EDP equipment and operating software assets of $27 million and $33 million at December 31, 2006 and 2005, respectively, are classified as other assets in the consolidated statement of financial position and are net of accumulated depreciation of $104 million and $88 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for EDP equipment and software totaled $77 million, $71 million and $56 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million, $7 million and $7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Policyowner Dividends

Nearly all life, disability and long-term care insurance policies and certain annuity contracts issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. Dividends used by policyowners to purchase additional insurance are reported as premiums in the consolidated statement of operations, but are not included in premiums received or benefit payments in the consolidated statement of cash flows.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation) and certain investments are excluded from reported assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Reclassifications

Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

4.	Investments

Bonds

Investments in bonds are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, using the retrospective adjustment method to recognize related changes in the estimated yield-to-maturity of such securities.

Valuation adjustments are made for bonds in or near default, which are reported at the lower of amortized cost or fair value and for bonds with a decline in fair value that management considers to be other-than-temporary. See Note 3 regarding investment capital gains and losses. At December 31, 2006 and 2005, the reported value of bonds was reduced by $102 million and $174 million, respectively, of valuation adjustments.

Disclosure of estimated fair value is based upon values published by the Securities Valuation Office (“SVO”) of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Statement value and estimated fair value of bonds at December 31, 2006 and 2005 were as follows:

December 31, 2006	Reconciliation to Estimated Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
U.S. Governments	$8,075	$309	$(22)	$8,362
States, territories and possessions	247	35	(3)	279
Special revenue and assessments	13,577	55	(206)	13,426
All foreign governments	829	121	(2)	948
Public utilities	5,329	170	(77)	5,422
Banks, trust and insurance companies	9,943	318	(129)	10,132
Industrial and miscellaneous	32,564	752	(436)	32,880

Total	$70,564	$1,760	$(875)	$71,449

December 31, 2005	Reconciliation to Estimated Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
U.S. Governments	$9,497	$492	$(28)	$9,961
States, territories and possessions	417	42	(3)	456
Special revenue and assessments	12,590	59	(184)	12,465
All foreign governments	189	23	(1)	211
Public utilities	4,838	222	(45)	5,015
Banks, trust and insurance companies	9,472	388	(97)	9,763
Industrial and miscellaneous	28,896	948	(421)	29,423

Total	$65,899	$2,174	$(779)	$67,294

Statement value and estimated fair value of bonds by contractual maturity at December 31, 2006 are presented below. Estimated maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

	Statement Value	Estimated Fair Value

	(in millions)
Due in one year or less	$2,154	$2,157
Due after one year through five years	12,157	12,408
Due after five years through ten years	18,727	18,736
Due after ten years	15,826	16,573

	48,864	49,874
Mortgage-backed and structured securities	21,700	21,575

Total	$70,564	$71,449

Common and Preferred Stocks

Common stocks are generally reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. The equity method is generally used to value investments in common stock of unconsolidated non-insurance subsidiaries. See Note 12 regarding the statement value of the Company’s investment in Frank Russell Company.

Preferred stocks rated “1” (highest quality), “2” (high quality) or “3” (medium quality) by the SVO are reported in the financial statements at amortized cost. Preferred stocks rated “4” (low quality), “5” (lower quality) or “6” (lowest quality) by the SVO are reported in the financial statements at the lower of amortized cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Valuation adjustments are made for preferred stocks with SVO quality ratings of “4”, “5” or “6” and for common and preferred stocks with a decline in fair value that management considers to be other-than-temporary. At December 31, 2006 and 2005, the reported value of common and preferred stocks was reduced by $117 million and $172 million, respectively, of valuation adjustments.

Mortgage Loans

Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. Such fees are generally deferred upon receipt and amortized into net investment income using the interest method.

Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is reported as an unrealized loss. Valuation adjustments

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

for impairments considered to be other-than-temporary are reported as realized losses. At December 31, 2006 and 2005, the reported value of mortgage loans was reduced by $0 and $2 million, respectively, of valuation adjustments.

The maximum and minimum interest rates for mortgage loans originated during 2006 were 7.3% and 5.2%, respectively, while these rates during 2005 were 7.8% and 3.7%, respectively. The aggregate ratio of amounts loaned to the value of collateral for mortgage loans originated during 2006 and 2005 were 63% and 59%, respectively, with a maximum of 100% for any single loan during each of 2006 and 2005.

Real Estate

Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight-line method over the estimated useful lives of the improvements. An investment in real estate is considered impaired when, based on current information, the estimated fair value of the property is lower than depreciated cost. The estimated fair value is primarily based upon the present value of future cash flow (for commercial properties) or the capitalization of stabilized net operating income (for multi-family residential properties). When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, net of encumbrances. Valuation adjustments are reported as a realized loss. At December 31, 2006 and 2005, the reported value of real estate was reduced by $21 million and $27 million, respectively, of valuation adjustments.

At December 31, 2006 and 2005, the reported value of real estate included $186 million and $185 million, respectively, of real estate properties occupied by the Company.

Leveraged Leases

Leveraged leases primarily represent investments in commercial aircraft or real estate properties that are leased to third parties and serve as collateral for non-recourse borrowings. Leveraged leases are valued at the present value of future minimum lease payments plus the residual value of the leased asset and reported as other investments in the consolidated statement of financial position. At December 31, 2006 and 2005, the reported value of leveraged leases was $339 million and $342 million, respectively. When the Company determines that receipt of all scheduled lease payments is unlikely or that the estimated residual value of the asset has declined, a valuation adjustment is made to reduce the value of the lease. Valuation adjustments are reported as a realized loss. At December 31, 2006 and 2005, the reported value of leveraged leases was reduced by $14 million and $106 million, respectively, of valuation adjustments.

Capital Gains and Losses

Realized investment gains and losses for the years ended December 31, 2006, 2005 and 2004 were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

	For the year ended December 31, 2006			For the year ended December 31, 2005			For the year ended December 31, 2004
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)
Bonds	$243	$(497)	$(254)	$454	$(536)	$(82)	$816	$(369)	$447
Common and preferred stocks	1,193	(241)	952	909	(196)	713	521	(211)	310
Mortgage loans	1	—	1	3	(1)	2	—	(1)	(1)
Real estate	18	—	18	64	(1)	63	48	(8)	40
Other investments	207	(357)	(150)	140	(177)	(37)	325	(522)	(197)

	$1,662	$(1,095)	567	$1,570	$(911)	659	$1,710	$(1,111)	599

Less: IMR gains (losses)			(261)			(61)			317
Less: Capital gains taxes			418			410			188

Net realized capital gains			$410			$310			$94

Proceeds from the sale of bond investments totaled $52 billion, $72 billion and $48 billion for the years ended December 31, 2006, 2005 and 2004, respectively.

Realized losses (before IMR deferrals and capital gains taxes) included $74 million, $276 million and $116 million of valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2006, 2005 and 2004, respectively.

The amortized cost and estimated fair value of bonds and common and preferred stocks for which the estimated fair value had temporarily declined and remained below cost as of December 31, 2006 and 2005, were as follows:

	December 31, 2006
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Cost/ Amortized Cost	Fair Value	Difference	Cost/ Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$11,200	$11,051	$(149)	$22,631	$21,908	$(723)
Common and preferred stocks	920	835	(85)	122	82	(40)

Total	$12,120	$11,886	$(234)	$22,753	$21,990	$(763)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

	December 31, 2005
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Cost/ Amortized Cost	Fair Value	Difference	Cost/ Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$26,527	$26,014	$(513)	$5,862	$5,593	$(269)
Common and preferred stocks	732	672	(60)	483	376	(107)

Total	$27,259	$26,686	$(573)	$6,345	$5,969	$(376)

Changes in net unrealized investment gains and losses for the years ended December 31, 2006, 2005 and 2004 were as follows:

	For the year ended December 31,
	2006	2005	2004
	(in millions)
Bonds	$58	$(43)	$42
Common and preferred stocks	466	304	818
Other investments	264	198	75

	788	459	935
Change in deferred taxes	(207)	(116)	(290)

	$581	$343	$645

Securities Lending

The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The aggregate statement value of loaned securities was $3.2 billion and $2.9 billion at December 31, 2006 and 2005, respectively. The Company’s policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2006 and 2005, unrestricted cash collateral held by the Company of $3.2 billion and $2.9 billion, respectively, is classified as cash and invested assets and the offsetting collateral liability of $3.2 billion and $2.9 billion, respectively, is classified as other liabilities in the consolidated statement of financial position. At December 31, 2006 and 2005, additional non-cash collateral of $876 million and $539 million, respectively, was held on the Company’s behalf by a trustee and is not included in the consolidated statement of financial position.

5.	Derivative Financial Instruments

In the normal course of business, the Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and other market risks. Derivatives used in hedging transactions are classified as either “cash flow” hedges, which mitigate the risk of variability in future cash

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

flows from the position being hedged, or “fair value” hedges, which mitigate the risk of changes in fair value of the position being hedged. Derivatives classified as hedges that meet the specific correlation requirements for hedge accounting are accounted for in a manner that is consistent with the item being hedged (e.g., at amortized cost or fair value). Derivatives used as hedges, but that do not meet the specific correlation requirements for hedge accounting, are accounted for at fair value.

In addition to hedging, the Company uses derivatives for the purpose of investment “replication.” A replication is a derivative transaction that, when entered into in conjunction with other investments, serves to replicate in the aggregate the characteristics of otherwise permissible investments. Derivatives used as part of a replication are accounted for in a manner consistent with the replicated asset (e.g., at amortized cost or fair value).

The Company does not take positions in derivatives for income generation purposes.

The Company held the following derivative positions at December 31, 2006 and 2005:

	December 31, 2006			December 31, 2005
Derivative Instrument	Notional Amount	Statement Value	Fair Value	Notional Amount	Statement Value	Fair Value
	(in millions)
Cash Flow Hedges:

Interest rate floors	$1,250	$20	$22	$1,250	$20	$34
Swaptions	1,031	36	21	818	33	19
Foreign currency swaps	666	—	(28)	312	—	(10)
Construction loan forwards	1	—	—	19	—	1
Foreign currency covers	2	—	2	67	—	67
Interest rate swaps	102	—	8	292	3	11
Interest rate basis swaps	120	—	—	80	—	—
Commodity swaps	10	—	—	3	1	1

Fair Value Hedges:

Credit default swaps	199	(2)	(2)	220	(3)	(3)
Foreign currency forwards	2,269	(18)	(18)	1,735	13	13
Fixed income futures	869	—	—	1,775	—	—
Short equity index futures	180	—	—	441	—	—
Purchased put options	—	—	—	—	—	—

Replications:

Fixed income	104	—	1	136	—	(1)
Long equity futures	27	—	—	5	—	—
Long fixed income futures	2,227	—	—	—	—	—

The notional amounts of derivative financial instruments are used to contractually denominate the transactions and do not represent the amounts exchanged between the parties.

The reported statement value of derivatives is reported as other investments in the consolidated statement of financial position.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the derivative contract as of the reporting date. Changes in fair value on open derivative positions accounted for at fair value are reported as unrealized capital gains or losses. Upon maturity or termination of derivative positions accounted for at fair value, capital gains and losses are reported as realized.

Following are descriptions of the types of derivative instruments used by the Company during 2006 and 2005:

Cash Flow Hedges:

Interest rate floors are used to mitigate the asset/liability management risks of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Floors entitle the Company to receive settlement payments from the counterparties if interest rates decline below a specified level. The Company’s use of interest rate floors qualifies for hedge accounting.

Swaptions are used to mitigate the asset/liability management risks of a significant and sustained increase or decrease in interest rates for certain of the Company’s insurance products. A swaption is a contractual agreement whereby the Company holds an option to enter into an interest rate swap with another party on predefined terms. The Company’s use of swaptions qualifies for hedge accounting.

Foreign currency swaps are used to mitigate exposure to variable U.S. dollar cash flows from certain bonds denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. The Company’s use of foreign currency swaps qualifies for hedge accounting.

Construction loan forwards are used to mitigate exposure to market fluctuations for the forecasted purchase of GNMA loan certificates. Construction loan forwards entitle the Company to purchase GNMA loan certificates at a predetermined price at a date in the future that does not exceed 10 years. The Company’s use of construction loan forwards qualifies for hedge accounting.

Foreign currency covers are used to mitigate the foreign exchange risk on trades of investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay or receive a specified amount of foreign currency at a future date at a specified exchange rate. The Company’s use of foreign currency covers qualifies for hedge accounting.

Interest rate swaps are used to mitigate exposure to interest rate risk on certain floating and fixed rate bonds. An interest rate swap is a contractual agreement to pay a rate of interest based upon a reference index in exchange for a fixed rate of interest established at the origination of the contract. In some cases the Company’s use of interest rate swaps qualifies for hedge accounting, while in others it does not. Unrealized losses of $3 million and unrealized gains of $2 million were recognized during 2006 and 2005, respectively, on those contracts that did not qualify for hedge accounting treatment.

Interest rate basis swaps are used to mitigate the basis risk on certain hedges of variable rate preferred stocks. An interest rate basis swap is a contractual agreement to pay a rate of return based upon one reference index in exchange for receiving a rate of return based upon a different reference index. The Company’s use of interest rate basis swaps does not qualify for hedge accounting treatment. No unrealized gains or losses were recognized during 2006 or 2005 on these contracts.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Commodity swaps are used to mitigate exposure to market fluctuations for the forward sale of crude oil and natural gas production. They are contractual agreements whereby one party pays a floating commodity price in exchange for a specified fixed commodity price. The Company’s use of commodity swaps does not qualify for hedge accounting treatment. Unrealized losses of $300 thousand and unrealized gains of $1 million were recognized during 2006 and 2005, respectively, on these contracts.

Fair Value Hedges:

Credit default swaps are used to mitigate the credit risk associated with investments in bonds of specific issuers. A credit default swap allows the Company to put the bond to a counterparty at par upon a “credit event” sustained by the bond issuer. A credit event is defined as bankruptcy, failure to pay or obligation acceleration. In some cases the Company’s use of credit default swaps qualifies for hedge accounting, while in others it does not. Unrealized gains of $1 million were recognized during each of 2006 and 2005 on those contracts that did not qualify for hedge accounting treatment.

Foreign currency forwards are used to mitigate the foreign exchange risk for portfolios of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate. The Company’s use of foreign currency forward contracts does not qualify for hedge accounting treatment. Unrealized losses of $31 million and unrealized gains of $85 million were recognized during 2006 and 2005, respectively, on these contracts.

Fixed income futures are used to mitigate interest rate risk for a portion of the Company’s fixed maturity investment portfolio. Fixed income futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. The Company’s use of fixed income futures contracts does not qualify for hedge accounting treatment. Unrealized gains of $28 million and unrealized losses of $9 million were recognized during 2006 and 2005, respectively, on these contracts.

Short equity index futures are used to mitigate exposure to market fluctuations for the Company’s portfolio of common stocks. Futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. The Company’s use of futures contracts does not qualify for hedge accounting treatment. Unrealized losses of $1 million were recognized during each of 2006 and 2005 on these contracts.

Purchased put options are used to mitigate exposure to credit risk associated with a specific security. Purchased put options give the Company the option to sell a financial instrument at a specified future date for a specified price. The Company’s use of put options does not qualify for hedge accounting treatment. No unrealized gains or losses were recognized during 2006 or 2005 on these contracts.

Replications:

Fixed income replications are used to replicate a bond investment through the use of credit default swaps, interest rate swaps, credit default indexes and cash market instruments. These replication transactions, including the derivative components, are reported at amortized cost. The average fair value of such contracts was $1 million and ($4) million during 2006 and 2005, respectively. Realized gains of $2 million and realized losses of $10 million were recognized during 2006 and 2005, respectively, upon termination of these contracts.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Long equity futures replications are used to gain equity market investment exposure. These replication transactions are reported at fair value, with changes in fair value reported as an unrealized gain or loss until the contracts are terminated. The average fair value of such contracts was $41 million and $230 million during 2006 and 2005, respectively. Realized gains of $6 million and realized losses of $2 million were recognized during 2006 and 2005, respectively, upon termination of these contracts.

Long fixed income futures replications are used to manage the duration of the fixed income portfolio and mitigate exposure to interest rate changes. These replication transactions are reported at fair value, with changes in fair value reported as an unrealized gain or loss until the contracts are terminated. The average fair value of such contracts was $1,266 million and $342 million during 2006 and 2005, respectively. Realized gains of $24 million and $7 million were recognized during 2006 and 2005, respectively, upon termination of these contracts.

6.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2006 and 2005 are summarized below:

	December 31,
	2006	2005
	(in millions)
Life insurance reserves	$90,489	$83,590
Annuity reserves and deposit liabilities	5,358	5,193
Disability and long-term care unpaid claims and claim reserves	3,555	3,373
Disability and long-term care active life reserves	2,079	1,988

Total reserves for policy benefits	$101,481	$94,144

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.5% to 5.5%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2% to 4.5%. As of December 31, 2006, the Company had $995 billion of total life insurance in-force, including $13 billion of life insurance in-force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner’s Annuity Reserve Valuation Method with valuation interest rates ranging from 3.5% to 6.25%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present value of expected benefit payments with valuation interest rates ranging from 3.5% to 7.5%. Changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations.

At December 31, 2006 and 2005, the withdrawal characteristics of the Company’s general account annuity reserves and deposit liabilities were as follows:

	December 31,
	2006	2005
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$1,317	$1,276
- without market value adjustment	2,553	2,508
Not subject to discretionary withdrawal	1,488	1,409

Total	$5,358	$5,193

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”), modified for Company experience in the first four years of disability, with valuation interest rates ranging from 3.0% to 5.5%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based long-term care experience with valuation interest rates ranging from 4.0% to 4.5%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $3.6 billion and $3.4 billion at December 31, 2006 and 2005, respectively. The table below provides a summary of the changes in these reserves for the years ended December 31, 2006 and 2005.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

	For the year ended December 31,
	2006	2005
	(in millions)
Balance at January 1	$3,373	$3,234

Incurred related to:
Current year	482	462
Prior year	119	68

Total incurred	601	530

Paid related to:
Current year	(19)	(18)
Prior year	(400)	(373)

Total paid	(419)	(391)

Balance at December 31	$3,555	$3,373

The changes in reserves for incurred claims related to prior years are generally the result of updated analysis of loss development trends.

Active life reserves for disability policies issued since 1987 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.0% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.0% to 4.0%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year term preliminary term method and industry-based morbidity experience. For policies issued prior to March, 2002, reserves are based on a 4.0% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued March, 2002 and later, minimum reserves are based on valuation interest rates of 4.0% or 4.5% and total terminations based on either the 1983 Group Annuity Mortality table or the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 5.2% to 6.0% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves and the greater of the two is held.

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest, and are reported as an asset in the consolidated statement of financial position.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Deferred and uncollected premiums at December 31, 2006 and 2005 were as follows:

	December 31, 2006		December 31, 2005
	Gross	Net	Gross	Net
	(in millions)
Ordinary new business	$175	$86	$171	$81
Ordinary renewal	1,759	1,447	1,647	1,348

	$1,934	$1,533	$1,818	$1,429

8.	Separate Accounts

Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2006 and 2005:

	December 31,
	2006	2005
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$15,083	$13,098
Not subject to discretionary withdrawal	2,755	2,434
Non-policy liabilities	209	221

Total separate account liabilities	$18,047	$15,753

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. General account reserves for policy benefits included $6 million and $8 million attributable to GMDB at December 31, 2006 and 2005, respectively.

Premiums and other considerations received from variable life and variable annuity policy owners during each of the years ended December 31, 2006 and 2005 were $1.6 billion. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these receipts to the separate accounts is reported in transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policy owners.

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amount reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2006, 2005 and 2004:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

	For the year ended December 31,
	2006	2005	2004
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,719	$1,721	$1,428
Transfers from separate accounts	(1,227)	(1,043)	(1,012)

	492	678	416

Reconciling adjustments:
Mortality, breakage and taxes	—	(14)	6

Net transfers to separate accounts	$492	$664	$422

9.	Employee and Representative Benefit Plans

The Company sponsors noncontributory defined benefit retirement plans (“plans”) for all eligible employees and financial representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company’s funding policy for the tax qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $38 million and $180 million to the qualified employee retirement plan during 2006 and 2005, respectively, and expects to contribute $41 million in 2007.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, financial representatives and eligible dependents. Substantially all employees and financial representatives will become eligible for these benefits if they reach retirement age while working for the Company. The Company contributed $23 million and $0 to the postretirement benefit plan during 2006 and 2005, respectively. No contributions are expected during 2007.

Aggregate assets and projected benefit obligations of the defined benefit plans and for postretirement benefits at December 31, 2006 and 2005, and changes in assets and obligations for the years then ended, were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

	Defined Benefit Plans		Postretirement Benefit Plans
	2006	2005	2006	2005
	(in millions)
Fair value of plan assets at January 1	$2,264	$1,950	$57	$58
Changes in plan assets:
Actual return on plan assets	275	173	8	1
Company contributions	38	180	23	—
Actual plan benefits paid	(44)	(39)	(3)	(2)

Fair value of plan assets at December 31	$2,533	$2,264	$85	$57

Projected benefit obligation at January 1	$2,233	$2,041	$208	$196
Changes in benefit obligation:
Service cost of benefits earned	79	72	23	20
Interest cost on projected obligations	127	118	11	11
Projected gross plan benefits paid	(50)	(45)	(12)	(11)
Projected Medicare Part D reimbursement	—	—	2	—
Experience losses (gains)	(79)	47	(21)	(8)

Projected benefit obligation at December 31	$2,310	$2,233	$211	$208

Plan assets are invested primarily in common stocks and a diversified mix of corporate, government and mortgage-backed debt securities through a separate account of the Company. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Investments are made for the sole interest of the plans’ participants.

While significant exposure to publicly traded equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

The fair value of plan assets by asset class at December 31, 2006 and 2005 was as follows:

	Defined Benefit Plans				Postretirement Benefit Plans
	2006	% of Total	2005	% of Total	2006	% of Total	2005	% of Total
	(in millions)
Bonds	$1,130	45%	$965	43%	$38	45%	$24	42%
Preferred stock	9	0%	7	0%	—	0%	—	0%
Public common stock	1,334	53%	1,239	55%	45	53%	33	58%
Private equities and other	60	2%	53	2%	2	2%	—	0%

Total assets	$2,533	100%	$2,264	100%	$85	100%	$57	100%

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

The projected benefit obligation (“PBO”) represents the actuarial net present value of future benefit obligations. For defined benefit plans, PBO includes assumptions as to future salary increases. This measure is consistent with the ongoing concern assumption and is prescribed for measurement of pension obligations. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries, with no assumption of future salary increases. The aggregate ABO for the defined benefit plans of the Company was $1.9 billion and $1.8 billion at December 31, 2006 and 2005, respectively.

The PBO and ABO amounts above represent the obligations for the benefits of vested participants only, as required by the statutory basis of accounting. The additional amounts for participants that have not yet vested in the defined pension plans and the postretirement plans are as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2006	2005	2006	2005
	(in millions)
PBO	$63	$60	$232	$249
ABO	37	35	—	—

The following tables summarize the assumptions used in estimating the projected benefit obligations and the net benefit cost at December 31, 2006, 2005 and 2004 and for the years then ended:

	Defined Benefit Plans			Postretirement Benefit Plans
	2006	2005	2004	2006	2005	2004
Projected benefit obligation:
Discount rate	6.00%	5.75%	6.00%	6.00%	5.75%	6.00%
Annual increase in compensation	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Net periodic benefit cost:
Discount rate	5.75%	6.00%	6.50%	5.75%	6.00%	6.50%
Annual increase in compensation	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Long-term rate of return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%

The long-term rate of return on plan assets is estimated assuming an allocation of plan assets among asset classes consistent with December 31, 2006. Returns are estimated by asset class based on the current risk free interest rate plus a risk premium. The risk premium is based on historical returns and other factors such as expected reinvestment returns and asset manager performance.

The projected benefit obligation for postretirement benefits at December 31, 2006 assumed an annual increase in future retiree medical costs of 8%, grading down to 5% over four years and remaining level thereafter. At December 31, 2005 the comparable assumption was for an annual increase in future retiree medical costs of 10% grading down to 5% over five years and remaining level thereafter. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation at December 31, 2006 by $20 million and net periodic postretirement benefit expense during 2006 by $4 million. A decrease in the assumed healthcare cost trend of 1% in each year would reduce the accumulated postretirement

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

benefit obligation as of December 31, 2006 and net periodic postretirement benefit expense during 2006 by the same amounts.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2006 and 2005:

	Defined Benefit Plans		Postretirement Benefit Plans
	2006	2005	2006	2005
	(in millions)
Fair value of plan assets at December 31	$2,533	$2,264	$85	$57
Projected benefit obligation at December 31	2,310	2,233	211	208

Funded status	223	31	(126)	(151)

Unrecognized net experience losses	332	513	20	8
Unrecognized initial net asset	(544)	(557)	—	—
Additional minimum liability	(14)	(10)	—	—
Nonadmitted asset	(378)	(326)	—	—

Net pension liability	$(381)	$(349)	$(106)	$(143)

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in benefit liabilities have varied from related assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans.

Unrecognized initial asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for pensions as of January 1, 2001. The Company has elected not to record a direct credit to surplus for this excess, electing instead to amortize this unrecognized initial asset as a credit to net periodic benefit cost in a systematic manner until exhausted.

An additional minimum liability is required if a plan’s ABO exceeds plan assets or accrued pension liabilities. This liability was $14 million, $10 million and $16 million at December 31, 2006, 2005 and 2004, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from reported assets and surplus in the consolidated statement of financial position.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

The components of net periodic benefit cost for the years ended December 31, 2006, 2005 and 2004 were as follows:

	Defined Benefit Plans			Postretirement Benefits
	2006	2005	2004	2006	2005	2004
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$79	$72	$70	$23	$20	$18
Interest cost on projected obligations	127	118	111	11	11	11
Amortization of experience gains and losses	20	15	13	1	1	1
Amortization of initial net asset	(13)	(20)	(21)	—	—	—
Expected return on plan assets	(180)	(166)	(138)	(5)	(4)	(1)

Net periodic expense	$33	$19	$35	$30	$28	$29

The expected benefit payments by the defined benefit plans and the postretirement plans for the years 2007 through 2016 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2007	$60	$13
2008	67	14
2009	75	16
2010	84	18
2011	94	20
2012-2016	668	150

	$1,048	$231

The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for financial representatives. For the years ended December 31, 2006, 2005 and 2004 the Company expensed total contributions to these plans of $27 million, $25 million and $24 million, respectively.

10.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage. The Company also participates in a life insurance catastrophic risk sharing pool. The Company also cedes a portion of its exposure to group disability benefits and long term care benefits on a coinsurance basis. Long term care policies issued after March 24, 2002 are not reinsured.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2006 and 2005 were reported net of ceded reserves of $1.4 billion and $1.3 billion, respectively.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2006, 2005 and 2004 were as follows:

	For the year ended December 31,
	2006	2005	2004
	(in millions)
Direct premium revenue	$12,890	$12,078	$11,397
Premiums ceded	(741)	(715)	(715)

Net premium revenue	$12,149	$11,363	$10,682

Direct benefit expense	13,263	12,161	11,568
Benefits ceded	(488)	(475)	(478)

Net benefit expense	$12,775	$11,686	$11,090

In addition, the Company received $180 million, $182 million and $207 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2006, 2005 and 2004, respectively. These amounts are reported as other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. There were no reinsurance recoverables at December 31, 2006 and 2005 that were considered by management to be uncollectible.

11.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company
Northwestern International Holdings, Inc.	Bradford, Inc.
NML Real Estate Holdings, LLC and subsidiaries	Network Planning Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Investment Management Company, LLC	NML – CBO, LLC
Northwestern Mutual Wealth Management Company	JYD Assets, LLC
Jersey Par, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated income taxes determined under written tax-sharing agreements. During 2006, the Company dissolved Jersey Par, LLC. This subsidiary held investment properties that were sold prior to its dissolution. The 2006 consolidated income tax return will be the last year in which this entity is included. During 2004, the Company sold its majority interest in Baird Holding Company (see Note 14). Prior to the sale, Baird Holding Company was included in the Company’s consolidated income tax return. Federal income tax returns for years through 2003 are closed as to further assessment of tax. The liability for income taxes payable in the consolidated statement of financial position

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

represents taxes payable at the respective reporting date plus a provision for additional taxes that may become due with respect to then open tax years.

The Company accounts for deferred tax assets and liabilities, which represent the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2006 and 2005 were as follows:

	December 31,
	2006	2005	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$832	$794	$38
Investments	160	135	25
Policy benefit liabilities	1,816	1,705	111
Benefit plan obligations	385	313	72
Guaranty fund assessments	7	7	—
Nonadmitted assets	61	63	(2)
Other	130	63	67

Gross deferred tax assets	3,391	3,080	311

Deferred tax liabilities:
Premium and other receivables	569	539	30
Investments	1,622	1,480	142
Other	2	4	(2)

Gross deferred tax liabilities	2,193	2,023	170

Net deferred tax assets	$1,198	$1,057	$141

The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2006 and 2005, the Company’s gross deferred tax assets were less than this limit by $705 million and $672 million, respectively.

Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

The major components of current income tax expense (benefit) were as follows:

	For the year ended December 31,
	2006	2005	2004
	(in millions)
Income tax	$103	$113	$(85)
Tax credits	(86)	(56)	(39)

Total current tax expense (benefit)	$17	$57	$(124)

The Company’s taxable income can vary significantly from gain from operations before taxes due to temporary and permanent differences in revenue recognition and expense deduction between tax and financial statement bases of reporting.

The Company’s effective tax rates were 1%, 16% and 12% for the years ended December 31, 2006, 2005 and 2004, respectively. The effective rate is not the rate of tax applied to the Company’s taxable income or loss by the Internal Revenue Service. It is a financial statement relationship that represents the ratio between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds under intercompany tax sharing agreements and adjustments to estimated current tax liabilities upon subsequent filing of tax returns.

The Company made payments for income taxes of $412 million, $318 million and $248 million for the years ended December 31, 2006, 2005 and 2004, respectively. Income taxes paid in 2006 and prior years of $1.8 billion are available at December 31, 2006 for recoupment in the event of future tax losses.

12.	Frank Russell Company Acquisition and Goodwill

The Company acquired Frank Russell Company (“Russell”) effective January 1, 1999. Russell, a global leader in multi-manager investment services, provides investment products and services in 44 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon its financial performance during the five year period ended December 31, 2003.

The acquisition was accounted for using the statutory purchase method, whereby the excess of the acquisition price over the fair value of Russell net assets at the time of the acquisition was attributed to goodwill reported in the financial statements of Russell. Further, the statutory purchase method required that the Company’s cost basis of its investment in Russell be reduced, through a direct reduction of Company surplus, for the amount by which Russell goodwill exceeded 10% of the Company’s surplus at the time of the acquisition.

The Company applied for, and was granted, permission by the OCI for an alternative accounting treatment (“permitted practice”), whereby all Russell goodwill, including any subsequent additions

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

to goodwill resulting from payment of contingent purchase consideration, be charged off as a direct reduction of Company surplus. This permitted practice differs from that required by the NAIC “Accounting Practices and Procedures Manual,” which requires that any goodwill not in excess of 10% of the Company’s surplus be amortized using a straight-line method over the period during which the acquiring entity benefits economically or ten years, whichever is shorter.

At December 31, 2006 and 2005, the Company had made cumulative direct reductions of surplus for goodwill associated with the Russell acquisition of $981 million. These charge-offs exceeded the Company’s equity method investment basis in Russell by $473 million and $531 million at December 31, 2006 and 2005, respectively, which is reported as a reduction of the Company’s total investment in common stocks in the consolidated statement of financial position.

If the Company had not received permission for this alternative accounting treatment, Company surplus as reported in the consolidated statement of financial position would have been greater by $194 million, $257 million and $320 million at December 31, 2006, 2005 and 2004, respectively, and net income as reported in the consolidated statement of operations would have been lower by $63 million, $63 million and $61 million for the years then ended, respectively.

13.	Contingencies and Guarantees

The Company has unconditionally guaranteed repayment of $350 million of senior notes and up to $100 million of bank borrowings owed by Russell. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position.

In the normal course of business, the Company has guaranteed certain obligations of other affiliates and made guarantees of operating leases or future minimum compensation payments on behalf of its financial representatives. The maximum exposure under these guarantees totaled approximately $357 million at December 31, 2006. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $3.6 billion at December 31, 2006 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, losses that may ultimately result from such actions would not have a material effect on the Company’s financial position at December 31, 2006.

14.	Related Party Transactions

During each of 2006 and 2005, the Company transferred certain investments to wholly-owned subsidiaries as a capital contribution. The aggregate statement value and fair value of the investments transferred during 2006 were $308 million and $406 million, respectively. The aggregate statement value and fair value of the investment interests transferred during 2005 were $987 million and $1.3 billion, respectively. These capital contributions were made at statement value, and no capital gain or loss was reported as a result of these transfers.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

During 2005, the Company and two unconsolidated subsidiaries redeemed $14 million and $79 million, respectively, of seed money investments at fair value from the Mason Street Funds, a family of mutual funds that are sponsored and managed by a subsidiary of the Company. Realized and unrealized capital losses of $6 million were reported by the Company during 2005 on these redemptions. At December 31, 2005 the Company held shares in the Mason Street Funds with a fair value of $971 million, which are reported in common stocks in the consolidated statement of financial position. At December 31, 2005, the Company’s subsidiaries held additional shares in the Mason Street Funds with a fair value of $255 million.

During March 2006, the Company completed a reorganization transaction whereby the Mason Street Funds were combined with new or existing mutual funds sponsored by two unaffiliated third parties (“successor funds”). Prior to the reorganization transaction, the Company and its subsidiaries redeemed $289 million and $21 million, respectively, of seed money investments at fair value from the Mason Street Funds, with realized and unrealized capital gains of $68 million reported by the Company during 2006 on these redemptions. Under the terms of the reorganization transaction, the Company and its subsidiaries remaining Mason Street Fund shares, with fair values of $724 million and $246 million, respectively, were exchanged for shares of equal fair value in the successor funds. In connection with the reorganization, the Company and its subsidiaries agreed not to redeem their shares in the successor funds for a period of at least two, and in certain cases three, years after the closing of the transaction. At December 31, 2006 the Company held shares in the successor funds with fair value of $763 million, which are reported in common stocks in the consolidated statement of financial position. At December 31, 2006, the Company’s unconsolidated subsidiaries held additional shares in the successor funds with fair value of $254 million.

On May 13, 2004 the Company sold its majority interest in Baird Holding Company (“Baird”) to Baird management and employees. At the time of the sale, the Company owned approximately 51% of Baird common stock, with Baird management and employees owning the remainder. The Company realized a $30 million gain on the sale of its remaining interest in Baird, which was included in realized capital gains in the consolidated statement of operations during 2004. The Company financed a substantial portion of the sale price through the acquisition of $240 million of subordinated notes, with attached warrants, issued by Baird. These notes had interest rates of between 6.50% and 8.25% and maturities of between ten and twelve years. Notes in the amount of $138 million and $210 million remain outstanding at December 31, 2006 and 2005, respectively, and are reported as bonds in the consolidated statement of financial position.

During 2004, the Company refinanced a credit facility owed by Russell and provided additional capital through the purchase, at par, of $258 million of notes issued by Russell. These notes have interest rates of between 4.19% and 6.35% and maturities of between five and ten years. Notes in the amount of $135 million and $191 million remain outstanding at December 31, 2006 and 2005, respectively, and are reported as bonds in the consolidated statement of financial position.

During 2004, the Company transferred certain investments to a wholly-owned subsidiary as a capital contribution. The fair value of these securities was $222 million at the time of the transfer. Realized capital gains of $2 million were recognized during 2004 upon the transfer.

15.	Fair Value of Financial Instruments

The fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2006 and 2005 were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

	December 31, 2006		December 31, 2005
	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)
Assets:
Bonds	$70,564	$71,449	$65,899	$67,294
Common and preferred stocks	9,228	12,441	8,120	10,844
Mortgage loans	19,363	19,735	18,118	18,766
Real estate	1,489	2,573	1,620	2,542
Policy loans	10,995	12,130	10,265	11,603
Other investments	7,930	10,092	6,935	8,393
Cash and temporary investments	2,885	2,885	2,124	2,124

Liabilities:
Investment-type insurance reserves	$4,161	$3,960	$4,100	$3,892

The fair value of bonds is generally based upon values published by the SVO and upon quoted market prices when no SVO value is available. The estimated fair value of common and preferred stocks are based upon quoted market prices if available. For those not actively traded, fair value is estimated using independent pricing services or internally developed pricing models. See Note 12 regarding the statement value of the Company’s investment in Russell. The fair value of mortgage loans is estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value is estimated by discounting estimated future cash flows using market interest rates. Policy loan fair value is estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments include real estate joint ventures, for which fair value is estimated by discounting estimated future cash flows using market interest rates, other joint ventures and partnerships, for which statement value approximates fair value and investments in low income housing tax credits, for which fair value is estimated as the present value of estimated future tax benefits. Other investments also include derivative financial instruments, for which fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the derivative contract as of the reporting date.

The estimated fair value of investment-type insurance liabilities is estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

PRICEWATERHOUSECOOPERS
PricewaterhouseCoopers LLP 100 E. Wisconsin Ave., Suite 1800 Milwaukee, WI 53202 Telephone (414) 212 1600 Facsimile (414) 212 1880

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Policyowners of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary (“the Company”) as of December 31, 2006 and 2005, and the related consolidated statutory statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with accounting principles generally accepted in the United States of America. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the consolidated financial statements referred to above do not present fairly in conformity with accounting principles generally accepted in the United States of America, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2006 and 2005, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2006. In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2006 and 2005 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, on the basis of accounting described in Note 1.

/s/ PRICEWATERHOUSECOOPERS LLP
January 23, 2007

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account A

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account A Operating Authority, authorizing registration as an Investment Company; and approval of Fee-Based Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account A, File No. 333-72913, filed on February 16, 2006

(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997

(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005

(b)(4)(a)(2)	Form of Flexible Payment Variable	Exhibit (b)(4)(b) to Form N-4 Post-Effective

	Annuity back-load Contract, RR.V.A. BK. (0805)	Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005

(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0704), including Contract amendment (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004

(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0704), including Contract amendment (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004

(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.A. FR. (0704) and RR.V.A.BK. (0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004

(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0803), including Contract amendment (sex neutral)	Exhibit 10.1 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004

(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0803), including Contract amendment (sex neutral)	Exhibit 10.2 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004

(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.A. FR. (0803) and RR.V.A.BK. (0803) Payment Rate Tables (sex distinct)	Exhibit 10.3 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004

(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004

(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.A. (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000

(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.A. (032000) (sex neutral)	Exhibit B(4)(a)(1) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000

(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B (032000), (sex distinct)	Exhibit B(4)(b) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000

(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA. EDB. (032000)	Exhibit B(4)(c) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000

(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit B(4)(d) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004

(b)(4)(e)(1)	Form of Variable Annuity front-load Contract, QQV.ACCT.A (sex neutral). Referenced to Exhibit (b) 4-1 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(4)(e)(2)	Form of Variable Annuity back-load Contract, QQV.ACCT.A (sex neutral). Referenced to Exhibit (b) 4-2 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(4)(e)(3)	Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(4)(f)(1)	Specimen Copy of Deferred Variable Annuity Contract, LL V 1 A. Referenced to Exhibit 4.1 filed with Form S-1 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 2-64683	Exhibit (b)(4)(f)(1) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(4)(f)(2)	Specimen Copy of Immediate Variable Annuity Contract, LL V 2 A. Referenced to Exhibit 4.2 filed with Form S-1 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 2-64683	Exhibit (b)(4)(f)(2) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(4)(g)	Variable Annuity Contract for use after June 30, 1969, JJ V-1A. Referenced to Exhibit 4 filed with Form S-1 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 2-28727 on April 1, 1969	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005

(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 33-58476, filed on November 13, 1995

(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 333-72913, filed on February 28, 2003

(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Form of Participation Agremeent	Filed herewith

(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(8)(f)	Form of Administrative Services Agreement	Filed herewith

(b)(8)(g)	Form of Shareholder Information Agreement	Filed herewith

(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April 20, 2007	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 20, 2007	Filed herewith

Item 25.	Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2007

Name	Business Address
Edward E. Barr	2050 Center Avenue
Suite 567
Fort Lee, NJ 07024

John M. Bremer	The Northwestern Mutual Life
Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

Peter W. Bruce	The Northwestern Mutual Life
Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

Robert C. Buchanan	Fox Valley Corporation
100 West Lawrence Street (54911)
P.O. Box 727
Appleton, WI (54912-0727)

George A. Dickerman	68 Normandy Road
Longmeadow, MA 01106-1259

David J. Drury	Poblocki & Sons, LLC
922 South 70th Street
Milwaukee, WI 53214

Connie K. Duckworth	ARZU
77 Stone Gate Lane
Lake Forest, IL 60045

David A. Erne	Reinhart Boener Van Deuren, sc
1000 North Water Street
Suite 2100
Milwaukee, WI 53202

James P. Hackett	Steelcase, Inc.
901 – 44th Street
Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc.
1437 South Boulder
Tulsa, OK 74119

Stephen F. Keller	101 South Las Palmas Avenue
Los Angeles, CA 90004

Barbara A. King	Landscape Structures, Inc.
Route 3
601-7th Street South
Delano, MN 55328

Margery Kraus	APCO Worldwide
700 12th Street, NW, Suite 800
Washington, DC 20005

J. Thomas Lewis	228 St. Charles Avenue
Suite 1024
New Orleans, LA 70130

Ulice Payne, Jr.	Addison-Clifton, L.L.C.
13555 Bishop’s Court
Suite 245
Brookfield, WI 53005

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive
Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road
Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation
201 East Seven Hills Road
P.O. Box 998
Port Washington, WI 53074-0998

Barry L. Williams	Williams Pacific Ventures, Inc.
4 Embarcadero Center, Suite 3700
San Francisco, CA 94111

Kathryn D. Wriston	c/o Shearman & Sterling
599 Lexington Avenue, Room 1064
New York, NY 10022

Edward J. Zore	The Northwestern Mutual Life
Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2007

Name	Title
Edward J. Zore	President and Chief Executive Officer
John M. Bremer	Chief Operating Officer (Chief Compliance Officer)

Peter W. Bruce	Chief Insurance Officer
Gary A. Poliner	Chief Financial Officer and Chief Investment Officer
William H. Beckley	Executive Vice President (Agencies)
Gregory C. Oberland	Executive Vice President and Chief Information Officer
Marcia Rimai	Executive Vice President (Business Integration Services)
John E. Schlifske	Executive Vice President (Investment Products and Services and Affiliates)
Mark G. Doll	Senior Vice President (Public Markets)
Christina H. Fiasca	Senior Vice President (Agency Services)
William C. Koenig	Senior Vice President and Chief Actuary
Jean M. Maier	Senior Vice President (Insurance Operations)
Meridee J. Maynard	Senior Vice President (Life Product)
Charles D. Robinson	Senior Vice President (IPS Strategy)
Robert J. Berdan	Vice President, General Counsel and Secretary
Michael G. Carter	Vice President (Field Compensation and Planning)
Steven T. Catlett	Vice President (Corporate Services)
Eric P. Christophersen	Vice President (Compliance/Best Practices)
David D. Clark	Vice President (Real Estate)
Gloster B. Current	Vice President (Policyowner Services)
John M. Grogan	Vice President (Disability Income)
J. Chris Kelly	Vice President and Controller
John L. Kordsmeier	Vice President (New Business)
Susan A. Lueger	Vice President (Human Resources)
Jeffrey J. Lueken	Vice President (Securities)
Raymond J. Manista	Vice President (Corporate Planning)
Calvin R. Schmidt	Vice President (Investment Product Operations)
Todd M. Schoon	Vice President (Agencies)
David W. Simbro	Vice President (Long Term Care)
Brenda F. Skelton	Vice President (Communications)
J. Edward Tippetts	Vice President (Wealth Management)
Donald G. Tyler	Vice President (IPS Products and Sales)
Martha M. Valerio	Vice President (Information Systems)
Michael L. Youngman	Vice President (Government Relations)

OTHER OFFICERS – As of December 1, 2006

Name	Title
John Abbott	Director-Field Benefit Consultants Field Benefit Reps
Carl Amick	VP-Risk Management Operations
Jason Anderson	Assistant Director Tax
Mark Backe	Asst. General Counsel & Asst. Secretary
Rebekah Barsch	Vice President Investment Product Lines
Doug Bates	VP Federal Relations
Blaise Beaulier	Director of Project Portfolio Management
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary
Maryann Bialo	Asst. Director DI Benefit
Mark Bishop	Regional VP

Mark Bishop	Regional VP Field Supv
Carrie Bleck	Director Policyowner Services
Melissa Bleidorn	Asst. General Counsel & Asst. Secretary
Sandra Botcher	Asst. General Counsel & Asst. Secretary
Anne Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Pency Byhardt	VP of Field Development
Gwen Canady	Director Corporate Reporting
Shanklin Cannon	Medical Director
Kurt Carbon	Director Life Lay Standards
Susan A Cerbins	Asst. General Counsel & Asst. Secretary
Jan Chase	Asst. Director-DI Underwriting
Michael S. Chick	Asst. General Counsel & Asst. Secretary
Walt Chossek	Director-IPS Finance
Walt Chossek	Director-Finance
Barbara Courtney	Director Mutual Fund Accounting
Domingo G. Cruz	Asst. General Counsel & Asst. Secretary
Dennis Darland	Asst. Director DI Benefit
Glen De Zeeuw	VP Agency Dev
Cheryl DeLonay	Assistant Director - Pershing/NMIS Support
Mark Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	Vice President & Investment Products and Services Counsel
Somayajulu Durvasula	VP Agency Dev
James R. Eben	Asst. General Counsel & Asst. Secretary
Mike Ertz	Director of Field Recruiting
Marcia E. Facey	Asst. General Counsel & Asst. Secretary
Carol Flemma	Director-IPS Bus Development/Comm
Don Forecki	Director Investment Operations
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
Steve Frankl	Director-Sales Strategy and Support
James C. Frasher	Asst. General Counsel & Asst. Secretary
Matthew E. Gabrys	Asst. General Counsel & Asst. Secretary
John Garofani	Asst. General Counsel & Asst. Secretary
Sheila Gavin	Asst. General Counsel & Asst. Secretary
Don Gehrke	Director - Retail Investment Operations
Tim Gerend	Asst. General Counsel & Asst. Secretary
Wally Givler	Vice President Investment Accounting
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Bob Gleeson	Vice President & Medical Director
Mark Gmach	Regional VP
Karl Gouverneur	Vice President & Chief Architect
Dennis Goyette	Assistant Director - Invest Client Services
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Tom Guay	Vice President Underwriting Standards
Greg Gurlik	Director Long Term Care Product Development
David Harley	Assistant Director - Retail Invest Operations
Wayne Heidenreich	Medical Director
Gary Hewitt	Vice President & Treasurer
Patricia Hillmann	Director - Annuity Customer Service
Mark W. Humphrey	Director-Architecture Construction Environmental Services
Sharon A. Hyde	Asst. Director Disability Benefit
Elizabeth Idleman	Asst. General Counsel & Asst. Secretary
Bob Johnson	Director NMIS Compliance

Todd Jones	Director- IPS Finance
Todd Jones	Asst. Director- IPS Finance
Martha Kendler	Director-Annuities
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Mollie Kenny	Regulatory Consultant
Don Kiefer	Vice President Actuary
James Koelbl	Asst. General Counsel & Asst. Secretary
Abim Kolawole	Asst. General Counsel & Asst. Secretary
Robert Kowalsky	Vice President Information Systems
Carol L. Kracht	Vice President, Deputy General Counsel & Investment Counsel
Cindy Kutschenreuter	Assistant Director - Data Delivery & Reporting
Todd Kuzminski	Director Investment Accounting
Donna Lemanczyk	Director-Investment Closing
Elizabeth Lentini	Asst. General Counsel & Asst. Secretary
Sally J. Lewis	Asst. General Counsel & Asst. Secretary
James Lodermeier	Senior Actuary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Cindy Lubbert	Asst. Director-DI Underwriting
Dean Mabie	Asst. General Counsel & Asst. Secretary
Jon Magalska	Actuary
Steve Mannebach	Director Field Development
Jeff Marks	Director Special Projects
Steve Martinie	Asst. General Counsel & Asst. Secretary
Ted Matchulat	Director Product Compliance
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Allan McDonell	Director - Retail Investment Services
James L. McFarland	Asst. General Counsel & Asst. Secretary
Patrick McKeown	Investment Research Consultant
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Bob Meilander	Vice President Corporate Actuary
Christopher Menting	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Joanne Migliaccio	Director of Distribution Operations
Michael Mihm	Director-IPS Field Consulting
Jay Miller	VP Advanced Planning
Jill Mocarski	Medical Director
Lynn Molitor	Assistant Director - Annuities
Karen Molloy	Director Banking & Cash Management
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
Lisa Myklebust	Assistant Director - Adv WMC/NMIS RIA
Tim Nelson	Director Market Conduct
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Leon Nesbitt	VP Agency Dev
Jeffrey Niehaus	Director-Business Retirement Markets
David Nunley	Director Tax Compliance
Daniel O’Meara	Regional VP Field Supv
Kathy Oman	Director - Systems and Projects
Timothy Otto	Asst. General Counsel & Asst. Secretary
Art Panighetti	Vice President Tax
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary

Charles Pendley	VP Agency Dev
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
Pete Peterson	Director Long Term Care Administration
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary
Steve Radke	VP Leg & Reg Relations
Dave Remstad	Vice President Specialty Markets
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Dan Riedl	VP Distribution Policies and Operations
Kathleen M. Rivera	Vice President and Deputy General Counsel
Bethany Rodenhuis	Vice President Audit
Tammy Roou	Asst. General Counsel & Asst. Secretary
Tim Schaefer	Vice President Information Systems
Linda Schaefer	Director-Special Investigative Unit
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary
Jane Ann Schiltz	Vice President Business Markets
Kathleen H. Schluter	Vice President & Tax Counsel
Rodd Schneider	Vice President & Litigation Counsel
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
Sherri Shickert	Director Policyowner Services
David Silber	Asst. General Counsel & Asst. Secretary
Stephen M. Silverman	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Associate General Counsel & Asst. Secretary
Warren Smith	Assistant Director-Architecture
Diane Smith	Assistant Director Policyowner Services
Richard Snyder	Director-Mutual Funds
Steve Sperka	Director DI Benefits
Paul Steffen	Regional VP
Karen Stevens	Asst. General Counsel & Asst. Secretary
Steve Stone	Director IS Finance
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Cheryl Svehlek	Director-Administration
Rachel Taknint	Vice President, Department Planning and Operations & Associate General Counsel
Bill Taylor	Director of Financial Security Planning
Paul Tews	Director Investment Planning
Kellen Thiel	Director-Managed Products
John M. Thompson	Asst. General Counsel & Asst. Secretary
Douglas D. Timmer	Asst. General Counsel & Asst. Secretary
Derek Tyus	Director of Strategic Analysis & Planning
Sandi Scott-Tyus	Director Policyowner Services
Mary Beth Van Groll	Vice President Information Systems
Andrew T. Vedder	Asst. General Counsel & Asst. Secretary
Natalie Versnik	Director Policyowner Services
Andy Ware	Vice President Actuary
Joel Weiner	Medical Director
Jackie Wheeler	Assistant Director Policyowner Service
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Don Wilkinson	VP Agency Administration
Don Wilkinson	Vice President Agency Administration
Jeff Williams	VP Compliance Risk Management & Chief Compliance Officer NMIS

Brian Wilson	Director-IPS National Sales
John Wilson	Director Long Term Care Sales Support
Robert Wright	Director-Affinity Funds
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Rick Zehner	VP Life Products
Patti Zimmermann	Director Investment Technology & Development
Todd Zinkgraf	Director - Annuity Operations

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2007 are set forth on pages C-13 through C-14. In addition to the subsidiaries set forth pages on C-13 through C-14, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of April 1, 2007)

Name of Subsidiary	Jurisdiction of Incorporation
Alexandra International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Cass Corporation – 100% ownership	Delaware
Chateau, Inc. – 100% ownership of Common & Class B Preferred Stock	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Diversey, Inc. – 100% ownership	Delaware
Foxkirk, LLC – 100% ownership	Delaware
Frank Russell Company – 90.86% ownership	Washington
Frank Russell Investment Management Company – 90.86% ownership	Washington
Green Room Properties, LLC – 100% ownership	Delaware
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
INV Corp. – 100% ownership	Delaware
Jerusalem Avenue Property, LLC – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
JYD Assets, LLC – 100% ownership	Delaware
KerryAnne International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Larkin, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Mallon International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM-Exchange, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Lion, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NM RE Funds, LLC – 100% ownership	Delaware
NM Regal, LLC – 100% ownership	Delaware
NMIS Alabama Agency, LLC – 100% ownership	Alabama
NMIS Massachusetts Insurance Agency, LLC – 100% ownership	Massachusetts

NMIS Georgia Agency, LLC – 100% ownership	Georgia
NML Buffalo Agency, Inc. – 100% ownership	New York
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML/Mid-Atlantic, Inc. – 100% ownership	New Jersey
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NVOP, Inc. – 100% ownership	Delaware
NVOP, LLC – 75% ownership	Delaware
NVOP Fairfax Ridge – 75% ownership	Delaware
NW Pipeline, Inc. – 100% ownership	Texas
Network Planning Advisors, L.L.C. – 100% ownership	Wisconsin
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern Foreign Holdings B.V. – 100% ownership	Netherlands
Northwestern International Holdings, Inc. – 100% ownership	Delaware
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Las Vegas, Inc. – 100% ownership	Nevada
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[2] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Northwestern Real Estate Partnership Holdings, LLC – 100% ownership	Delaware
Northwestern Reinsurance Holdings N.V. – 100% ownership	Netherlands
Northwestern Securities Partnership Holdings, LLC – 100% ownership	Delaware
Olive, Inc. – 100% ownership	Delaware
Painted Rock Development Company – 100% ownership	Arizona
Park Forest Northeast, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Rocket Sports, Inc. – 100% ownership	Texas
Russell Investment Funds – 90.86% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Solar Resources, Inc. – 100% ownership	Wisconsin
Stadium and Arena Management, Inc. – 100% ownership	Delaware
Strategic Employee Benefit Services of New Mexico, Inc. – 100% ownership	New Mexico
Summit Mall, LLC – 100% ownership	Delaware
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2006, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company.
(2)	Mid Cap Growth Stock, Alliance Bernstein Mid Cap Value, Asset Allocation, Balanced, Capital Guardian Domestic Equity, Franklin Templeton International Equity, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Growth Stock, Janus Capital Appreciation, Large Cap Core Stock, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, T. Rowe Price Equity Income.

Item 27.	Number of Contract Owners

As of March 31, 2007, 8,803 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. 8,788 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 15 such contracts were not so issued.

Item 28.	Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29.	Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 1, 2007, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark J. Backe	Secretary
Rebekah B. Barsch	Vice President, Investment Products
William H. Beckley	Director
Mark S. Bishop	Regional Vice President, Field Supervision
Dianne E. Brunker	Assistant Director, Marketing Materials Compliance
Michael G. Carter	Vice President, Field Compensation & Planning
Eric P. Christophersen	Vice President, Comliance/Best Practices
Gloster B. Current	Vice President, Variable Life Servicing
David J. Dorshorst	Director, Compensation Services
Michael S. Ertz	Director, Recruiting and Retention
Christina H. Fiasca	Director
Dennis J. Fitzpatrick	Director, Supervision of Todd Business
Carol J. Flemma	Director, Business Strategy and Marketing
Anne A. Frigo	Director, Fixed Insurance Products: Compliance Training
Don P. Gehrke	Director, Retail Investment Operations
Mark J. Gmach	Regional Vice President, Field Supervision
Dennis P. Goyette	Acting Supervisor, Annuity Operations
Mark A. Gregory	Assistant Director,Registered Investment Advisor Compliance
Laila V. Hick	Director, Field Supervision Standards
Karla D. Hill	Assistant Director, Contract, License and Registration Operations
Patricia J. Hillman	Director, Annuity Customer Services
Diane B. Horn	Director, Compliance Policies, Procedures & Communications; Anti-Money Laundering Compliance Officer
Robert J. Johnson	Director, Compliance Oversight; Chief Compliance Officer of NMIS Registered Investment Advisor
Todd M. Jones	Treasurer, Financial and Operations Principal
Martha M. Kendler	Director, Annuity Product Line
John L. Kordsmeier	Vice President, Variable Underwriting & Issue

Gregory S. Leslie	Compliance Registered Options Principal (CROP)
Jean M. Maier	Director; Senior Vice President, Insurance Operations
James M. Makowski	Assistant Director, Field Compliance
Steven C. Mannebach	Director, Field Training & Development
Meridee J. Maynard	Senior Vice President, Life Product
Mac McAuliffe	Regional Vice President
Allan J. McDonell	Securities Principal (MSP); Municipal Securities Rulemaking Board (MSRB) Primary Contact
Jeffrey L. Michaelson	Assistant Director, Mutual Funds
Joanne M. Migliaccio	Director, Contract, License and Registration
Michael J. Mihm	Director, Business Strategy
Jay W. Miller	Vice President, Advanced Planning
Jennifer Murphy	Assistant Secretary
Timothy D. Nelson	Director, Market Conduct
Jeffrey J. Niehaus	Director, Business Retirement Markets
Jennifer O’Leary	Assistant Treasurer
Daniel J. O’Meara	Regional Vice President, Field Supervision
Michael J. Patkunas	Regional Vice President
Chris E. Peterson	Regional Vice President
Georganne K. Prom	New Business Variable Life Compliance Coordinator
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Charles D. Robinson	Senior Vice President, IPS Strategy
Robin E. Rogers	Assistant Director, License & Registration
John E. Schlifske	Director; President and CEO
Jeffrey P. Schloemer	Assistant Director, Compliance Assurance
Calvin R. Schmidt	Vice President, Investment Product Operations & Systems
Todd M. Schoon	Vice President, Agencies
Richard P. Snyder	Director, Mutual Funds
Paul J. Steffen	Regional Vice President, Field Supervision
William H. Taylor	Director, Financial Security Planning
Kellen A. Thiel	Director, Managed Products
Donald G. Tyler	Vice President, Investment Products and Sales
Thomas A. Waisnor	Regional Vice President
Gwendolyn K. Weithaus	Assistant Director, Broker-Dealer Compliance
Alan M. Werth	Third Party Sales Consultant
Donald R. Wilkinson	Vice President, Field Management
Jeffrey B. Williams	Vice President, Compliance Risk Management & Chief Compliance Officer of NMIS Broker-Dealer, Executive Representative
Brian D. Wilson	National Sales Director
Robert J. Wright	Director, Affinity Funds Distribution and Planning
Todd O. Zinkgraf	Director, Annuity Operations

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) During 2006 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $1,523,231 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant.

Item 30.	Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.	Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 20th day of April, 2007.

NML VARIABLE ANNUITY ACCOUNT A (Registrant)

By THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President,		Edward J. Zore, President
	General Counsel and Secretary		and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 20th day of April, 2007.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title
Trustee, President and
/s/ EDWARD J. ZORE	Chief Executive Officer;
Edward J. Zore	Principal Executive Officer

/s/ GARY A. POLINER	Chief Financial Officer and
Gary A. Poliner	Chief Investment Officer; Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ J. THOMAS LEWIS*	Trustee
J. Thomas Lewis

/s/ STEPHEN F. KELLER*	Trustee
Stephen F. Keller

/s/ KATHRYN D. WRISTON*	Trustee
Kathryn D. Wriston

/s/ BARRY L. WILLIAMS*	Trustee
Barry L. Williams

/s/ EDWARD E. BARR*	Trustee
Edward E. Barr

/s/ ROBERT C. BUCHANAN*	Trustee
Robert C. Buchanan

/s/ H. MASON SIZEMORE, JR.*	Trustee
H. Mason Sizemore, Jr.

/s/ JOHN J. STOLLENWERK*	Trustee
John J. Stollenwerk

/s/ GEORGE A. DICKERMAN*	Trustee
George A. Dickerman

/s/ JOHN E. STEURI*	Trustee
John E. Steuri

/s/ BARBARA A. KING*	Trustee
Barbara A. King

/s/ PETER M. SOMMERHAUSER*	Trustee
Peter M. Sommerhauser

/s/ JAMES P. HACKETT*	Trustee
James P. Hackett

/s/ JOHN M. BREMER*	Trustee
John M. Bremer

/s/ PETER W. BRUCE*	Trustee
Peter W. Bruce

/s/ DAVID A. ERNE*	Trustee
David A. Erne

/s/ MARGERY KRAUS*	Trustee
Margery Kraus

/s/ CONNIE K. DUCKWORTH*	Trustee
Connie K. Duckworth

/s/ ULICE PAYNE, JR.*	Trustee
Ulice Payne, Jr.

/s/ DAVID J. DRURY*	Trustee
David J. Drury

/s/ HANS HELMERICH*	Trustee
Hans Helmerich

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact,
pursuant to the Power of Attorney filed with
Post-Effective Amendment No. 16 on
February 22, 2007

Each of the signatures is affixed as of April 20, 2007

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 17 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Exhibit	Description
(b)(8)(c)	Form of Participation Agreement	Filed herewith

(b)(8)(f)	Form of Administrative Services Agreement	Filed herewith

(b)(8)(g)	Form of Shareholder Information Agreement	Filed herewith

(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April 20, 2007	Filed herewith

(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 20, 2007	Filed herewith